Schedule of Investments (Unaudited) December 31, 2021

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Communication Services — 2.0%
Chinese Universe Publishing and Media Group, Cl A	14,200	$27,600
G-bits Network Technology Xiamen, Cl A	1,000	66,338
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	27,000	114,725
		208,663
Consumer Discretionary — 3.9%
China Automotive Engineering Research Institute, Cl A	8,400	24,583
Chongqing Department Store, Cl A	4,400	18,004
Huayu Automotive Systems, Cl A	34,100	151,757
Luolai Lifestyle Technology, Cl A	8,900	20,056
Rainbow Digital Commercial, Cl A	10,300	10,172
Suofeiya Home Collection, Cl A	13,900	48,526
Wanxiang Qianchao, Cl A	28,400	28,449
Wuchan Zhongda Group, Cl A	66,100	61,536
Zhejiang Meida Industrial, Cl A	5,400	14,733
Zhejiang Semir Garment, Cl A	17,300	21,030
		398,846
Consumer Staples — 3.4%
Anhui Kouzi Distillery, Cl A	7,800	86,929
Anhui Yingjia Distillery, Cl A	5,100	55,699
Bright Dairy & Food, Cl A	15,100	34,479
Juewei Food, Cl A	7,900	84,888
Sichuan Swellfun, Cl A	4,700	88,685
		350,680
Energy — 5.3%
China Shenhua Energy, Cl A	71,500	253,211
Inner Mongolia Dian Tou Energy, Cl A	16,900	39,466
Pingdingshan Tianan Coal Mining, Cl A	25,600	33,696
Shan Xi Hua Yang Group New Energy, Cl A	25,700	47,892
Shanxi Coking Coal Energy Group, Cl A	44,000	57,222
Shanxi Lu’an Environmental Energy Development, Cl A	25,800	45,887
Yankuang Energy Group, Cl A	19,200	71,044
		548,418
Financials — 38.7%
Agricultural Bank of China, Cl A	755,600	349,339
AVIC Industry-Finance Holdings, Cl A *	113,700	70,984
Bank of China, Cl A	451,800	216,697
Bank of Communications, Cl A	588,500	426,634
China Construction Bank, Cl A	144,400	133,068
China Merchants Bank, Cl A	60,100	460,363
CITIC Securities, Cl A	122,800	510,005
Guosen Securities, Cl A	61,500	111,026

Schedule of Investments (Unaudited) December 31, 2021

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Haitong Securities, Cl A	206,097	$397,347
Huatai Securities, Cl A	107,800	301,071
Industrial & Commercial Bank of China, Cl A	688,700	501,440
Industrial Bank, Cl A	174,900	523,678
		4,001,652
Health Care — 2.8%
China Animal Healthcare * (A)(B)(C)	4,000	—
China National Medicines, Cl A	8,100	40,162
Renhe Pharmacy, Cl A	24,300	35,615
Tonghua Dongbao Pharmaceutical, Cl A	30,600	52,740
Zhejiang NHU, Cl A	33,500	163,943
		292,460
Industrials — 11.4%
China Railway Group, Cl A	219,100	199,493
China State Construction Engineering, Cl A	450,200	353,984
Hangxiao Steel Structure, Cl A	27,300	17,730
Jiangsu Guotai International Group, Cl A	20,500	44,262
Shanghai Construction Group, Cl A	93,700	53,046
Shanghai International Port Group, Cl A	74,800	64,460
Sinoma International Engineering, Cl A	23,700	42,599
Sinosteel Engineering & Technology, Cl A	14,700	21,498
Sinotrans, Cl A	34,500	24,306
TangShan Port Group, Cl A	63,900	27,634
Xiamen C & D, Cl A	37,100	52,916
Xiamen Xiangyu, Cl A	23,300	31,108
Xinjiang Goldwind Science & Technology, Cl A	59,300	153,588
Zhuzhou Kibing Group, Cl A	34,900	93,849
		1,180,473
Information Technology — 3.3%
Avary Holding Shenzhen, Cl A	14,700	98,084
Beijing Dahao Technology, Cl A	3,900	16,185
GRG Banking Equipment, Cl A	26,500	49,591
Hanergy Thin Film Power Group * (A)(B)(C)	65,064	—
Shengyi Technology, Cl A	24,100	89,252
Shenzhen Huaqiang Industry, Cl A	6,400	17,341
Sinosoft, Cl A	7,600	32,699
Universal Scientific Industrial Shanghai, Cl A	14,000	35,357
		338,509
Materials — 21.1%
Anhui Jinhe Industrial, Cl A	7,200	58,141
Baoshan Iron & Steel, Cl A	191,600	215,733
China Jushi, Cl A	51,628	147,762
China Lumena New Materials * (B)(C)	718	—
CNSIG Inner Mongolia Chemical Industry	10,300	26,580

Schedule of Investments (Unaudited) December 31, 2021

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Fangda Special Steel Technology, Cl A	27,500	$33,731
Gansu Shangfeng Cement, Cl A	8,600	27,143
Hongda Xingye, Cl A	53,700	51,175
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	72,400	59,545
LB Group, Cl A	25,500	114,647
Liuzhou Iron & Steel, Cl A	11,000	9,030
Luxi Chemical Group, Cl A	24,700	59,273
Maanshan Iron & Steel, Cl A *	51,200	29,710
Nanjing Iron & Steel, Cl A	65,800	38,286
Ningxia Baofeng Energy Group, Cl A	48,200	131,584
Shenzhen Jinjia Group, Cl A	21,500	51,155
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	54,800	42,313
Tianhe Chemicals Group * (A)(B)(C)	40,000	—
Wanhua Chemical Group, Cl A	31,000	492,369
Xinfengming Group, Cl A	16,600	38,765
Xinyu Iron & Steel, Cl A	41,200	34,209
Zibo Qixiang Tengda Chemical, Cl A	30,240	49,932
Zijin Mining Group, Cl A	308,500	470,581
		2,181,664
Real Estate — 6.0%
China Merchants Shekou Industrial Zone Holdings, Cl A	68,400	143,489
Huafa Industrial Zhuhai, Cl A	36,600	34,649
Jinke Properties Group, Cl A	69,500	48,963
Poly Developments and Holdings Group, Cl A	152,600	375,078
Shanghai Shimao, Cl A	24,100	12,431
		614,610
Utilities — 2.1%
CGN Power, Cl A	249,000	122,561
Chongqing Three Gorges Water Conservancy & Electric Power, Cl A	15,900	29,154
Shenergy, Cl A	52,800	61,194
		212,909
TOTAL CHINA		10,328,884
TOTAL COMMON STOCK
(Cost $9,797,698)		10,328,884

TOTAL INVESTMENTS — 100.0%
(Cost $9,797,698)		10,328,884
OTHER ASSETS LESS LIABILITIES – 0.0%		4,325
NET ASSETS - 100%		$10,333,209

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) December 31, 2021

KraneShares CICC China Leaders 100 Index ETF

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2021 was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2021 was $0 and represents 0.0% of Net Assets.

Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$208,663	$—	$—	$208,663
Consumer Discretionary	398,846	—	—	398,846
Consumer Staples	350,680	—	—	350,680
Energy	548,418	—	—	548,418
Financials	4,001,652	—	—	4,001,652
Health Care	292,460	—	—	292,460
Industrials	1,180,473	—	—	1,180,473
Information Technology	338,509	—	—	338,509
Materials	2,181,664	—	—	2,181,664
Real Estate	614,610	—	—	614,610
Utilities	212,909	—	—	212,909
Total Common Stock	10,328,884	—	—	10,328,884
Total Investments in Securities	$10,328,884	$—	$—	$10,328,884

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-1700

Schedule of Investments (Unaudited) December 31, 2021

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 98.1%‡
CHINA — 97.7%
Communication Services — 41.1%
Autohome ADR	1,625,118	$47,908,479
Baidu ADR *	2,555,756	380,270,935
Bilibili ADR *	2,949,117	136,839,029
Bilibili, Cl Z *	1,579,644	72,657,586
China Literature *	11,243,800	70,667,650
DouYu International Holdings ADR *	3,463,425	9,143,442
Hello Group ADR *	3,505,938	31,483,323
HUYA ADR * (A)	2,021,411	14,028,592
iQIYI ADR *	8,332,359	37,995,557
JOYY ADR	1,160,361	52,715,200
Kanzhun ADR *	8,516,913	297,069,926
Kingsoft	24,232,800	106,457,345
Kuaishou Technology, Cl B *	25,691,000	237,425,003
NetEase	4,801,940	97,008,267
NetEase ADR	1,710,424	174,086,955
Tencent Holdings	11,254,675	659,432,749
Tencent Music Entertainment Group ADR *	14,402,016	98,653,810
Weibo ADR *	1,461,722	45,284,147
XD * (A)	6,283,800	31,836,910
Zhihu ADR * (A)	11,903,923	65,947,733
		2,666,912,638
Consumer Discretionary — 39.3%
17 Education & Technology Group ADR *	14,725	18,406
Alibaba Group Holding *	14,335,460	218,627,579
Alibaba Group Holding ADR *	3,389,773	402,671,135
Baozun ADR *	1,327,789	18,456,267
Dada Nexus ADR *	2,031,591	26,735,738
Gaotu Techedu ADR * (A)	1,454,931	2,822,566
JD Health International *	28,218,150	222,413,878
JD.com ADR *	4,266,207	298,933,124
JD.com, Cl A *	4,506,328	158,374,341
Meituan, Cl B *	17,304,400	500,290,107
Pinduoduo ADR *	4,491,884	261,876,837
TAL Education Group ADR *	10,973,282	43,124,998
Tongcheng Travel Holdings *	29,983,400	55,534,073
Trip.com Group ADR *	9,439,827	232,408,541
Vipshop Holdings ADR *	10,094,630	84,794,892
Youdao ADR * (A)	1,729,463	21,583,698
		2,548,666,180
Financials — 3.0%
360 DigiTech ADR	2,253,455	51,671,723
Lufax Holding ADR *	16,190,114	91,150,342
ZhongAn Online P&C Insurance, Cl H * (A)	15,616,800	54,284,120
		197,106,185

Schedule of Investments (Unaudited) December 31, 2021

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 2.8%
Alibaba Health Information Technology *	119,256,000	$100,803,848
Ping An Healthcare and Technology * (A)	12,731,700	46,296,794
Yidu Tech * (A)	13,032,500	35,187,733
		182,288,375
Industrials — 3.5%
51job ADR *	718,095	35,136,388
Full Truck Alliance ADR * (A)	22,997,405	192,488,280
		227,624,668
Information Technology — 4.1%
Agora ADR *	1,972,515	31,974,468
Chindata Group Holdings ADR *	3,888,971	25,628,319
Kingsoft Cloud Holdings ADR * (A)	2,859,675	45,039,881
Ming Yuan Cloud Group Holdings (A)	26,215,000	59,717,866
OneConnect Financial Technology ADR *	3,319,170	8,198,350
Vnet Group ADR *	2,977,276	26,884,803
Weimob * (A)	46,914,000	47,477,837
Yeahka * (A)	5,993,600	19,834,393
		264,755,917
Real Estate — 3.9%
KE Holdings ADR *	12,673,942	254,999,713
TOTAL CHINA		6,342,353,676

HONG KONG — 0.4%
Communication Services — 0.4%
Alibaba Pictures Group *	299,914,000	27,312,820
TOTAL HONG KONG		27,312,820
TOTAL COMMON STOCK
(Cost $8,891,525,744)		6,369,666,496

SHORT-TERM INVESTMENT(B)(C) — 3.0%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	194,366,705	194,366,705
TOTAL SHORT-TERM INVESTMENT
(Cost $194,366,705)		194,366,705

TOTAL INVESTMENTS — 101.1%
(Cost $9,085,892,449)		6,564,033,201
OTHER ASSETS LESS LIABILITIES – (1.1)%		(73,995,567)
NET ASSETS - 100%		$6,490,037,634

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $186,002,822.
(B)	The rate shown is the 7-day effective yield as of December 31, 2021.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2021 was $194,366,705.

Schedule of Investments (Unaudited) December 31, 2021

KraneShares CSI China Internet ETF

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-1700

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — 100.4%‡
CHINA — 100.4%
Communication Services — 1.4%
Beijing Enlight Media, Cl A	318,559	$643,726
China United Network Communications, Cl A	3,367,900	2,081,419
Focus Media Information Technology, Cl A	1,594,032	2,052,998
G-bits Network Technology Xiamen, Cl A	7,808	517,971
Giant Network Group, Cl A	219,887	413,906
Kunlun Tech, Cl A	127,914	465,668
Mango Excellent Media, Cl A	203,120	1,827,715
Perfect World, Cl A	210,701	672,952
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	240,831	1,023,306
Zhejiang Century Huatong Group, Cl A *	809,365	1,067,860
		10,767,521
Consumer Discretionary — 6.6%
Autel Intelligent Technology, Cl A	48,871	610,210
Beijing Roborock Technology, Cl A	7,240	925,629
BYD, Cl A	196,909	8,302,379
Changzhou Xingyu Automotive Lighting Systems, Cl A	31,001	995,739
China Tourism Group Duty Free, Cl A	212,003	7,314,862
Chongqing Changan Automobile, Cl A	689,947	1,648,091
Ecovacs Robotics, Cl A	51,755	1,228,551
FAW Jiefang Group, Cl A	336,703	544,842
Fuyao Glass Industry Group, Cl A	217,489	1,612,259
Great Wall Motor, Cl A	243,043	1,855,199
Haier Smart Home, Cl A	685,075	3,220,118
Hang Zhou Great Star Industrial, Cl A *	124,200	595,898
Hangzhou Robam Appliances, Cl A	103,026	583,577
Huayu Automotive Systems, Cl A	342,379	1,523,707
Huizhou Desay Sv Automotive, Cl A	49,800	1,108,216
Jason Furniture Hangzhou, Cl A	68,677	833,319
Mianyang Fulin Precision, Cl A *	80,700	373,103
NavInfo, Cl A *	246,379	616,814
Ningbo Joyson Electronic, Cl A	148,575	513,315
Ningbo Tuopu Group, Cl A	119,720	997,816
Oppein Home Group, Cl A	55,105	1,278,177
SAIC Motor, Cl A	845,913	2,744,307
Sailun Group, Cl A	332,735	773,881
Shandong Linglong Tyre, Cl A	149,188	857,490
Shanghai Jinjiang International Hotels, Cl A	99,232	914,444
Shanghai Yuyuan Tourist Mart Group, Cl A	351,469	569,288
Shenzhen Kedali Industry, Cl A	25,300	637,926
Shenzhen MTC, Cl A *	491,600	375,712
Shenzhen Overseas Chinese Town, Cl A	890,682	986,059
Songcheng Performance Development, Cl A	283,981	639,499
Suning.com, Cl A *	1,011,059	655,060
Suzhou TA&A Ultra Clean Technology, Cl A	63,300	806,300
TCL Technology Group, Cl A	1,523,800	1,478,499

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Wuchan Zhongda Group, Cl A	564,330	$525,367
Xiamen Intretech, Cl A	84,858	454,111
Zhejiang Semir Garment, Cl A	292,588	355,667
Zhejiang Supor, Cl A *	59,115	578,595
		50,034,026
Consumer Staples — 16.6%
Angel Yeast, Cl A	90,410	858,170
Anhui Gujing Distillery, Cl A	44,350	1,701,732
Anhui Kouzi Distillery, Cl A	65,158	726,170
Anhui Yingjia Distillery, Cl A	72,400	790,712
Beijing Dabeinong Technology Group, Cl A	449,700	741,833
Beijing Shunxin Agriculture, Cl A	80,590	483,865
By-health, Cl A	184,698	783,051
C&S Paper, Cl A	142,458	374,344
Chacha Food, Cl A	55,015	530,853
Chongqing Brewery, Cl A *	52,588	1,251,384
Chongqing Fuling Zhacai Group, Cl A	96,383	572,928
DaShenLin Pharmaceutical Group, Cl A	85,853	568,523
Foshan Haitian Flavouring & Food, Cl A	381,258	6,301,889
Fu Jian Anjoy Foods, Cl A	26,551	713,059
Fujian Sunner Development, Cl A	135,133	513,625
Guangdong Haid Group, Cl A	180,429	2,079,783
Heilongjiang Agriculture, Cl A	193,100	442,132
Henan Shuanghui Investment & Development, Cl A	313,597	1,555,890
Inner Mongolia Yili Industrial Group, Cl A	695,112	4,532,020
Jiangsu King’s Luck Brewery JSC, Cl A	136,207	1,165,215
Jiangsu Yanghe Brewery Joint-Stock, Cl A	163,618	4,238,493
Jiangxi Zhengbang Technology, Cl A	341,905	519,386
JiuGui Liquor, Cl A	35,300	1,179,618
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	86,514	516,577
Juewei Food, Cl A	66,700	716,713
Kweichow Moutai, Cl A	136,389	43,968,431
Laobaixing Pharmacy Chain JSC, Cl A	44,360	344,470
Luzhou Laojiao, Cl A	159,046	6,349,535
Muyuan Foods, Cl A	571,545	4,795,943
New Hope Liuhe, Cl A *	489,251	1,170,223
Proya Cosmetics, Cl A	21,859	716,058
Shanghai Bairun Investment Holding Group, Cl A	81,434	766,183
Shanghai Jahwa United, Cl A	73,800	468,978
Shanxi Xinghuacun Fen Wine Factory, Cl A	132,476	6,578,541
Sichuan Swellfun, Cl A	53,050	1,001,010
Toly Bread, Cl A	103,436	461,953
Tongwei, Cl A	488,918	3,456,767
Tsingtao Brewery, Cl A	77,034	1,199,293
Wens Foodstuffs Group, Cl A *	692,141	2,096,325
Wuliangye Yibin, Cl A	421,579	14,761,448
Yifeng Pharmacy Chain, Cl A	78,106	676,897

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Yihai Kerry Arawana Holdings, Cl A	156,985	$1,553,545
Yonghui Superstores, Cl A	985,554	627,687
Yuan Longping High-tech Agriculture, Cl A *	143,057	523,271
		125,374,523
Energy — 1.7%
China Petroleum & Chemical, Cl A	3,459,184	2,301,028
China Shenhua Energy, Cl A	716,378	2,536,988
COSCO SHIPPING Energy Transportation, Cl A	376,504	350,508
Guanghui Energy, Cl A *	733,529	754,402
Offshore Oil Engineering, Cl A	480,140	348,078
PetroChina, Cl A	2,344,695	1,810,404
Shaanxi Coal Industry, Cl A	1,052,898	2,020,012
Shanxi Coking Coal Energy Group, Cl A	444,892	578,586
Shanxi Lu’an Environmental Energy Development, Cl A	324,862	577,789
Yankuang Energy Group, Cl A	269,203	996,115
Yantai Jereh Oilfield Services Group, Cl A	104,059	654,557
		12,928,467
Financials — 18.1%
Agricultural Bank of China, Cl A	8,089,707	3,740,141
AVIC Industry-Finance Holdings, Cl A *	968,752	604,799
Bank of Beijing, Cl A	2,296,198	1,603,246
Bank of Changsha, Cl A	436,700	536,342
Bank of Chengdu, Cl A	392,300	740,299
Bank of China, Cl A	3,814,900	1,829,745
Bank of Communications, Cl A	4,262,699	3,090,248
Bank of Hangzhou, Cl A	643,980	1,298,280
Bank of Jiangsu, Cl A	1,603,953	1,470,510
Bank of Nanjing, Cl A	1,086,726	1,531,214
Bank of Ningbo, Cl A	717,678	4,320,254
Bank of Shanghai, Cl A	1,542,801	1,729,845
BOC International China, Cl A	201,100	425,346
Caitong Securities, Cl A	389,808	681,652
Changjiang Securities, Cl A	600,572	712,105
China Construction Bank, Cl A	1,041,926	960,157
China Everbright Bank, Cl A	4,490,984	2,344,700
China Galaxy Securities, Cl A	466,749	821,337
China Great Wall Securities, Cl A	280,868	571,979
China Life Insurance, Cl A	301,539	1,426,834
China Merchants Bank, Cl A	2,240,301	17,160,592
China Merchants Securities, Cl A	806,047	2,237,242
China Minsheng Banking, Cl A	3,851,240	2,361,962
China Pacific Insurance Group, Cl A	743,340	3,170,187
China Zheshang Bank, Cl A	1,815,227	999,095
Chongqing Rural Commercial Bank, Cl A	960,400	581,461
CITIC Securities, Cl A	1,156,410	4,802,728

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Financials — continued
CSC Financial, Cl A	470,300	$2,163,259
Dongxing Securities, Cl A	351,010	641,959
East Money Information, Cl A	1,122,519	6,550,771
Everbright Securities, Cl A	424,233	996,029
First Capital Securities, Cl A	456,417	525,388
Founder Securities, Cl A	894,011	1,102,216
GF Securities, Cl A	642,796	2,485,648
Guangzhou Yuexiu Financial Holdings Group, Cl A	336,349	460,169
Guolian Securities, Cl A	216,200	474,963
Guosen Securities, Cl A	695,916	1,256,337
Guotai Junan Securities, Cl A	816,314	2,296,547
Guoyuan Securities, Cl A	473,863	573,788
Haitong Securities, Cl A	1,048,487	2,021,442
Hithink RoyalFlush Information Network, Cl A	58,400	1,327,788
Huatai Securities, Cl A	799,095	2,231,769
Huaxi Securities, Cl A	285,031	441,506
Huaxia Bank, Cl A	1,392,515	1,226,297
Industrial & Commercial Bank of China, Cl A	6,832,026	4,974,372
Industrial Bank, Cl A	2,256,122	6,755,185
Industrial Securities, Cl A	727,258	1,129,934
Nanjing Securities, Cl A	400,340	623,894
New China Life Insurance, Cl A	226,466	1,384,641
Northeast Securities, Cl A	254,164	350,926
Orient Securities, Cl A	647,935	1,501,885
People’s Insurance Group of China, Cl A	770,994	569,845
Ping An Bank, Cl A	2,107,541	5,461,866
Ping An Insurance Group of China, Cl A	1,176,434	9,325,927
Postal Savings Bank of China, Cl A	2,888,100	2,316,275
Qingdao Rural Commercial Bank, Cl A	603,349	366,238
SDIC Capital, Cl A	697,793	901,999
Sealand Securities, Cl A	591,247	382,137
Shanghai Pudong Development Bank, Cl A	3,187,687	4,275,949
Shanxi Securities, Cl A	389,895	404,668
Shenwan Hongyuan Group, Cl A	2,447,481	1,970,594
Sinolink Securities, Cl A	328,400	585,115
SooChow Securities, Cl A	543,401	757,115
Southwest Securities, Cl A	721,700	600,371
Tianfeng Securities, Cl A	941,100	599,374
Western Securities, Cl A	485,433	616,043
Zheshang Securities, Cl A	421,182	872,957
Zhongtai Securities, Cl A	630,700	988,839
		136,244,325
Health Care — 9.9%
Aier Eye Hospital Group, Cl A	587,068	3,903,293
Apeloa Pharmaceutical, Cl A	127,997	706,302
Asymchem Laboratories Tianjin, Cl A	26,324	1,800,731
Autobio Diagnostics, Cl A	63,682	551,392

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Beijing Tiantan Biological Products, Cl A	149,133	$679,173
Beijing Wantai Biological Pharmacy Enterprise, Cl A	43,982	1,531,992
Betta Pharmaceuticals, Cl A	45,100	566,175
BGI Genomics, Cl A *	44,920	620,215
CanSino Biologics, Cl A *	12,465	587,177
Changchun High & New Technology Industry Group, Cl A	43,962	1,876,269
China National Medicines, Cl A	81,900	406,084
China Resources Sanjiu Medical & Pharmaceutical, Cl A	106,347	572,620
Chongqing Zhifei Biological Products, Cl A	173,713	3,403,754
Daan Gene, Cl A	152,441	480,884
Dong-E-E-Jiao, Cl A	71,009	544,372
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	152,639	820,917
Guangzhou Kingmed Diagnostics Group, Cl A	50,239	879,867
Hangzhou Tigermed Consulting, Cl A	40,710	818,163
Huadong Medicine, Cl A	190,039	1,201,369
Hualan Biological Engineering, Cl A	198,157	908,043
Humanwell Healthcare Group, Cl A	177,400	628,246
Imeik Technology Development, Cl A	23,471	1,978,761
Intco Medical Technology, Cl A	59,681	542,840
Jafron Biomedical, Cl A	87,447	732,959
Jiangsu Hengrui Medicine, Cl A	694,776	5,540,464
Jiangsu Yuyue Medical Equipment & Supply, Cl A	108,836	646,952
Joincare Pharmaceutical Group Industry, Cl A	212,834	429,748
Joinn Laboratories China, Cl A	34,580	627,699
Jointown Pharmaceutical Group, Cl A	203,477	471,011
Lepu Medical Technology Beijing, Cl A	196,011	697,546
Livzon Pharmaceutical Group, Cl A	67,693	428,042
Meinian Onehealth Healthcare Holdings, Cl A *	425,108	524,779
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	132,194	873,110
Ovctek China, Cl A	92,340	833,072
PharmaBlock Sciences Nanjing, Cl A	21,721	485,619
Pharmaron Beijing, Cl A	71,700	1,592,857
Shandong Buchang Pharmaceuticals, Cl A	123,955	411,101
Shanghai Fosun Pharmaceutical Group, Cl A	218,424	1,681,017
Shanghai Junshi Biosciences, Cl A *	75,094	790,967
Shanghai Medicilon, Cl A	6,733	514,146
Shanghai Pharmaceuticals Holding, Cl A	208,859	652,618
Shanghai RAAS Blood Products, Cl A	732,045	785,108
Shenzhen Kangtai Biological Products, Cl A	74,618	1,156,282
Shenzhen Mindray Bio-Medical Electronics, Cl A	132,071	7,908,829
Shenzhen New Industries Biomedical Engineering, Cl A	71,180	493,073
Shenzhen Salubris Pharmaceuticals, Cl A *	121,066	520,129
Shijiazhuang Yiling Pharmaceutical, Cl A	181,436	559,226
Sichuan Kelun Pharmaceutical, Cl A	154,770	460,729
Topchoice Medical, Cl A *	34,806	1,089,219
Walvax Biotechnology, Cl A	170,052	1,502,885

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Winning Health Technology Group, Cl A	232,563	$612,946
WuXi AppTec, Cl A	278,442	5,192,230
Yunnan Baiyao Group, Cl A	138,881	2,285,545
Zhangzhou Pientzehuang Pharmaceutical, Cl A	65,550	4,506,205
Zhejiang Huahai Pharmaceutical, Cl A	162,022	551,875
Zhejiang Jiuzhou Pharmaceutical, Cl A	90,392	799,719
Zhejiang NHU, Cl A	280,061	1,370,566
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	56,891	512,632
		74,249,544
Industrials — 15.7%
AECC Aero-Engine Control, Cl A	142,800	679,973
AECC Aviation Power, Cl A	289,445	2,888,510
Air China, Cl A *	721,310	1,035,620
AVIC Electromechanical Systems, Cl A	421,893	1,206,157
AVICOPTER, Cl A	64,000	808,171
Beijing New Building Materials, Cl A	183,528	1,034,087
Beijing Originwater Technology, Cl A	394,678	446,252
Beijing United Information Technology, Cl A	37,300	630,558
Beijing-Shanghai High Speed Railway, Cl A	4,444,200	3,375,580
China Baoan Group, Cl A	280,100	635,605
China Eastern Airlines, Cl A *	991,700	804,707
China National Chemical Engineering, Cl A	663,500	1,252,074
China Railway Group, Cl A	2,211,500	2,013,601
China Southern Airlines, Cl A *	1,146,902	1,228,234
China State Construction Engineering, Cl A	4,555,600	3,581,982
Contemporary Amperex Technology, Cl A	252,933	23,387,865
COSCO SHIPPING Development, Cl A	1,076,300	550,078
COSCO SHIPPING Holdings, Cl A *	1,374,693	4,040,385
CRRC, Cl A	2,642,000	2,530,218
Dongfang Electric, Cl A	301,786	1,016,545
Eve Energy, Cl A	205,845	3,825,534
Fangda Carbon New Material, Cl A	413,362	703,340
Ginlong Technologies, Cl A	26,874	978,554
Gotion High-tech, Cl A *	180,768	1,456,878
Guangdong Kinlong Hardware Products, Cl A	34,918	997,124
Hefei Meiya Optoelectronic Technology, Cl A	73,424	432,527
Hongfa Technology, Cl A	80,872	949,244
Jiangsu Hengli Hydraulic, Cl A	141,810	1,824,181
Jiangsu Zhongtian Technology, Cl A	332,977	888,071
Kuang-Chi Technologies, Cl A *	233,990	883,481
Luoyang Xinqianglian Slewing Bearing, Cl A	17,600	494,064
Metallurgical Corp of China, Cl A	1,938,821	1,167,735
Ming Yang Smart Energy Group, Cl A	211,900	869,720
NARI Technology, Cl A	602,301	3,791,464
North Industries Group Red Arrow, Cl A *	151,200	634,136
Power Construction Corp of China, Cl A	1,661,491	2,111,140
Riyue Heavy Industry, Cl A	105,100	544,585

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sany Heavy Industry, Cl A	922,129	$3,306,239
SF Holding, Cl A	532,859	5,775,178
Shanghai Construction Group, Cl A	967,030	547,457
Shanghai Electric Group, Cl A	1,388,044	1,060,833
Shanghai International Airport, Cl A *	104,659	768,437
Shanghai International Port Group, Cl A	1,011,198	871,414
Shanghai M&G Stationery, Cl A	100,755	1,022,119
Shenzhen Inovance Technology, Cl A	284,611	3,070,319
Sichuan Road & Bridge, Cl A	518,600	981,899
Sieyuan Electric, Cl A	82,912	641,621
Sinotrans, Cl A	475,622	335,080
Sungrow Power Supply, Cl A	158,178	3,626,698
Sunwoda Electronic, Cl A	186,800	1,238,469
Suzhou Maxwell Technologies, Cl A	11,160	1,127,223
TBEA, Cl A	403,389	1,342,928
Titan Wind Energy Suzhou, Cl A	195,800	597,033
Weichai Power, Cl A	736,671	2,072,486
Wuxi Shangji Automation, Cl A	29,900	785,133
XCMG Construction Machinery, Cl A	850,787	801,411
Xiamen C & D, Cl A	311,018	443,609
Xinjiang Goldwind Science & Technology, Cl A	374,800	970,736
Yantai Eddie Precision Machinery, Cl A	91,385	458,718
Youngy, Cl A *	28,200	577,166
YTO Express Group, Cl A	372,500	977,080
Yunda Holding, Cl A	315,262	1,014,343
Zhefu Holding Group, Cl A *	583,200	652,988
Zhejiang Chint Electrics, Cl A *	233,458	1,978,448
Zhejiang Dingli Machinery, Cl A	52,740	665,652
Zhejiang HangKe Technology, Cl A	43,733	739,858
Zhejiang Sanhua Intelligent Controls, Cl A *	390,100	1,552,045
Zhejiang Weiming Environment Protection, Cl A	136,500	784,134
Zhejiang Weixing New Building Materials, Cl A	172,943	661,415
Zhuzhou Kibing Group, Cl A	291,700	784,405
Zoomlion Heavy Industry Science and Technology, Cl A *	770,360	868,602
		118,799,156
Information Technology — 14.9%
360 Security Technology, Cl A *	775,953	1,552,138
Addsino, Cl A	174,171	457,404
Advanced Micro-Fabrication Equipment China, Cl A *	66,925	1,332,385
Avary Holding Shenzhen, Cl A	168,100	1,121,627
Beijing BDStar Navigation, Cl A *	55,099	340,088
Beijing E-Hualu Information Technology, Cl A	72,344	402,161
Beijing Kingsoft Office Software, Cl A	41,721	1,738,635
Beijing Shiji Information Technology, Cl A	108,579	490,728
Beijing Sinnet Technology, Cl A	167,616	391,162
Beijing Yuanliu Hongyuan Electronic Technology, Cl A	25,200	711,095

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
BOE Technology Group, Cl A	4,073,945	$3,235,298
Chaozhou Three-Circle Group, Cl A	208,131	1,459,753
China Greatwall Technology Group, Cl A	319,081	710,513
China Railway Signal & Communication, Cl A *	780,212	611,012
China TransInfo Technology, Cl A	171,725	403,722
China Zhenhua Group Science & Technology, Cl A	55,900	1,092,498
Dawning Information Industry, Cl A	158,888	688,867
DHC Software, Cl A	338,319	414,981
Fiberhome Telecommunication Technologies, Cl A	122,838	347,321
Flat Glass Group, Cl A	153,600	1,399,515
Foxconn Industrial Internet, Cl A	791,119	1,482,947
GCL System Integration Technology, Cl A *	635,840	379,961
Gigadevice Semiconductor Beijing, Cl A	72,162	1,995,532
GoerTek, Cl A	371,049	3,156,722
GRG Banking Equipment, Cl A	269,667	504,641
Guangzhou Haige Communications Group, Cl A	250,265	429,764
Guangzhou Shiyuan Electronic Technology, Cl A	72,379	926,498
Hangzhou First Applied Material, Cl A	103,294	2,120,605
Hangzhou Silan Microelectronics, Cl A	142,500	1,214,568
Hengtong Optic-electric, Cl A	256,500	609,884
Huagong Tech, Cl A	109,203	478,436
Hundsun Technologies, Cl A	158,716	1,551,206
Iflytek, Cl A	249,820	2,062,894
Ingenic Semiconductor, Cl A	50,980	1,074,268
Inspur Electronic Information Industry, Cl A	157,900	889,686
JA Solar Technology, Cl A	173,607	2,530,782
JCET Group, Cl A	193,300	942,935
Lakala Payment, Cl A	86,885	396,506
Lens Technology, Cl A	540,166	1,952,024
Leyard Optoelectronic, Cl A	276,164	445,143
Lingyi iTech Guangdong, Cl A *	767,300	888,077
LONGi Green Energy Technology, Cl A *	587,894	7,969,188
Luxshare Precision Industry, Cl A	764,077	5,911,667
Maxscend Microelectronics, Cl A	36,176	1,859,132
Montage Technology, Cl A	81,888	1,080,027
National Silicon Industry Group, Cl A *	224,466	911,412
NAURA Technology Group, Cl A	56,917	3,106,020
Ninestar, Cl A	153,225	1,150,805
OFILM Group, Cl A *	354,305	540,452
Raytron Technology, Cl A	48,328	597,122
Sangfor Technologies, Cl A	44,910	1,348,914
SG Micro, Cl A	25,542	1,241,141
Shanghai Baosight Software, Cl A	121,213	1,159,510
Shanghai Friendess Electronic Technology, Cl A	9,077	550,211
Shengyi Technology, Cl A	250,016	925,905
Shennan Circuits, Cl A	53,143	1,018,058
Shenzhen Goodix Technology, Cl A	49,729	842,782
Shenzhen Kaifa Technology, Cl A	169,462	422,119

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shenzhen SC New Energy Technology, Cl A	37,727	$678,120
Shenzhen Sunlord Electronics, Cl A	87,600	525,954
Shenzhen Sunway Communication, Cl A	105,045	418,260
Shenzhen Transsion Holdings, Cl A	72,554	1,790,161
StarPower Semiconductor, Cl A	18,500	1,108,420
Suzhou Dongshan Precision Manufacturing, Cl A	185,692	791,353
Thunder Software Technology, Cl A	46,017	1,001,670
Tianjin 712 Communication & Broadcasting, Cl A	83,840	570,883
Tianjin Zhonghuan Semiconductor, Cl A	350,974	2,304,301
Tianma Microelectronics, Cl A	266,878	546,427
Tianshui Huatian Technology, Cl A	348,039	695,635
TongFu Microelectronics, Cl A	144,285	440,862
Topsec Technologies Group, Cl A	128,770	388,190
Unigroup Guoxin Microelectronics, Cl A	65,875	2,330,831
Unisplendour, Cl A	310,594	1,116,059
Universal Scientific Industrial Shanghai, Cl A	160,000	404,085
Westone Information Industry, Cl A	91,900	808,436
Will Semiconductor Shanghai, Cl A	94,328	4,609,857
Wingtech Technology, Cl A	135,200	2,749,052
Wuhan Guide Infrared, Cl A	254,790	970,029
Wuhu Token Science, Cl A	266,600	556,757
WUS Printed Circuit Kunshan, Cl A	205,975	537,041
Wuxi Lead Intelligent Equipment, Cl A	84,948	993,480
Xiamen Faratronic, Cl A	24,443	893,302
Yealink Network Technology, Cl A	98,021	1,255,504
Yonyou Network Technology, Cl A	355,190	2,004,107
Zhejiang Dahua Technology, Cl A	325,323	1,201,214
Zhejiang Jingsheng Mechanical & Electrical, Cl A	139,591	1,525,632
Zhongji Innolight, Cl A	86,910	580,854
Zhuzhou Hongda Electronics, Cl A	43,500	684,475
ZTE, Cl A	421,594	2,220,992
		112,270,390
Materials — 11.3%
Aluminum Corp of China, Cl A *	1,420,400	1,360,303
Anhui Conch Cement, Cl A	434,409	2,753,034
Anhui Honglu Steel Construction Group, Cl A	56,984	479,777
Baoshan Iron & Steel, Cl A	2,418,404	2,723,013
BBMG, Cl A	905,612	404,453
Beijing Easpring Material Technology, Cl A	55,000	751,346
Chengtun Mining Group, Cl A	298,300	503,339
Chengxin Lithium Group, Cl A *	94,000	856,622
Chifeng Jilong Gold Mining, Cl A *	180,700	423,401
China Jushi, Cl A	434,792	1,244,402
China Minmetals Rare Earth, Cl A	106,500	653,499
China Molybdenum, Cl A	1,918,518	1,683,480
China Northern Rare Earth Group High-Tech, Cl A	394,521	2,841,472

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Materials — continued
CNNC Hua Yuan Titanium Dioxide, Cl A	223,000	$441,508
Do-Fluoride New Materials, Cl A	83,200	588,636
Ganfeng Lithium, Cl A	124,765	2,802,727
GEM, Cl A	519,500	845,539
Guangzhou Tinci Materials Technology, Cl A	103,476	1,865,612
Hangzhou Oxygen Plant Group, Cl A	104,800	494,578
Hengli Petrochemical, Cl A	637,002	2,300,963
Hengyi Petrochemical, Cl A	398,207	665,030
Hesteel, Cl A	1,153,159	446,100
Hoshine Silicon Industry, Cl A	46,700	969,170
Huafon Chemical, Cl A	503,200	826,131
Huaxin Cement, Cl A	147,860	448,762
Hubei Xingfa Chemicals Group, Cl A	121,500	723,759
Hunan Valin Steel, Cl A	750,282	602,911
Inner Mongolia BaoTou Steel Union, Cl A *	4,950,600	2,172,050
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	916,345	753,647
Inner Mongolia Yuan Xing Energy, Cl A *	398,900	457,925
Jiangsu Eastern Shenghong, Cl A	350,000	1,064,467
Jiangsu Yangnong Chemical, Cl A	33,688	695,051
Jiangsu Yoke Technology, Cl A	50,295	641,990
Jiangxi Copper, Cl A	225,371	791,397
Kingfa Sci & Tech, Cl A	279,526	552,982
LB Group, Cl A	258,288	1,161,251
Luxi Chemical Group, Cl A	206,800	496,264
Ningxia Baofeng Energy Group, Cl A	663,700	1,811,879
Pangang Group Vanadium Titanium & Resources, Cl A *	932,831	570,637
Rongsheng Petrochemical, Cl A	1,099,663	3,140,387
Satellite Chemical, Cl A	186,779	1,175,767
Shandong Gold Mining, Cl A	392,542	1,161,752
Shandong Hualu Hengsheng Chemical, Cl A	229,699	1,130,605
Shandong Nanshan Aluminum, Cl A	1,297,790	961,243
Shandong Sun Paper Industry JSC, Cl A	291,838	527,315
Shanghai Putailai New Energy Technology, Cl A	75,372	1,903,664
Shanxi Meijin Energy, Cl A *	463,800	1,183,742
Shanxi Taigang Stainless Steel, Cl A	618,632	684,878
Shenghe Resources Holding, Cl A	190,600	588,071
Shenzhen Capchem Technology, Cl A	44,578	792,149
Shenzhen Senior Technology Material, Cl A	83,400	481,720
Sichuan Hebang Biotechnology *	959,100	514,311
Sichuan New Energy Power, Cl A *	137,900	575,320
Sichuan Yahua Industrial Group, Cl A	125,200	564,272
Sinoma Science & Technology, Cl A	182,199	974,739
Sinopec Shanghai Petrochemical, Cl A	663,240	434,925
Skshu Paint, Cl A	40,858	894,063
Tianshan Aluminum Group, Cl A	505,228	647,519
Tibet Summit Resources, Cl A *	98,000	580,382
Tongkun Group, Cl A	261,822	872,047

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Materials — continued
Tongling Nonferrous Metals Group, Cl A	1,143,204	$625,621
Transfar Zhilian, Cl A	333,579	456,379
Wanhua Chemical Group, Cl A	340,973	5,415,632
Weihai Guangwei Composites, Cl A	56,277	747,640
Western Superconducting Technologies, Cl A	47,923	730,558
Xiamen Tungsten, Cl A	154,080	548,326
Xinjiang Zhongtai Chemical, Cl A	279,700	419,613
Yintai Gold, Cl A	301,543	416,343
YongXing Special Materials Technology, Cl A	44,100	1,026,518
Yunnan Aluminium, Cl A *	376,600	661,517
Yunnan Energy New Material, Cl A	96,931	3,816,847
Yunnan Tin, Cl A *	181,200	556,504
Zhejiang Huayou Cobalt, Cl A	132,459	2,297,757
Zhejiang Juhua, Cl A	293,204	595,256
Zhejiang Longsheng Group, Cl A	353,271	701,648
Zhejiang Yongtai Technology, Cl A *	95,200	766,654
Zibo Qixiang Tengda Chemical, Cl A	305,020	503,646
Zijin Mining Group, Cl A	2,236,205	3,411,074
		85,355,511
Real Estate — 1.8%
China Merchants Shekou Industrial Zone Holdings, Cl A	860,508	1,805,171
China Vanke, Cl A	1,056,099	3,281,704
Gemdale, Cl A	490,307	1,000,037
Greenland Holdings, Cl A	924,993	631,301
Jinke Properties Group, Cl A	579,866	408,520
Poly Developments and Holdings Group, Cl A	1,299,958	3,195,185
RiseSun Real Estate Development, Cl A	472,250	323,049
Seazen Holdings, Cl A	245,460	1,124,421
Shanghai Lingang Holdings, Cl A	173,322	405,296
Shanghai Zhangjiang High-Tech Park Development, Cl A	168,145	398,214
Youngor Group, Cl A	502,675	544,646
Zhejiang China Commodities City Group, Cl A	596,200	454,717
		13,572,261
Utilities — 2.4%
CECEP Solar Energy, Cl A	326,600	575,231
CECEP Wind-Power, Cl A	544,400	557,323
China National Nuclear Power, Cl A	1,579,800	2,061,997
China Yangtze Power, Cl A	2,469,821	8,816,558
ENN Natural Gas, Cl A	257,600	743,749
GD Power Development, Cl A	1,937,000	965,599
Huadian Power International, Cl A	737,185	620,209
Huaneng Power International, Cl A	796,210	1,213,275
SDIC Power Holdings, Cl A	809,552	1,460,212
Shenzhen Energy Group, Cl A	430,552	548,426

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bosera MSCI China A Share ETF†

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sichuan Chuantou Energy, Cl A	398,736	$783,796
		18,346,375
TOTAL CHINA		757,942,099
TOTAL COMMON STOCK
(Cost $613,693,931)		757,942,099

TOTAL INVESTMENTS — 100.4%
(Cost $613,693,931)		757,942,099
OTHER ASSETS LESS LIABILITIES – (0.4)%		(2,683,852)
NET ASSETS - 100%		$755,258,247

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Effective January 5, 2022, the name of the Fund changed from KraneShares Bosera MSCI China A Share ETF to KraneShares Bosera MSCI China A 50 Connect Index ETF.

Cl — Class

JSC — Joint-Stock Company

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-1600

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount(A)	Value
GLOBAL BONDS — 51.2%
China — 51.2%
Agricultural Development Bank of China
4.180%, 05/04/2022	2,590,000	$409,708
3.060%, 08/05/2023	3,500,000	555,175
China Development Bank
4.040%, 04/10/2027	1,650,000	272,402
4.040%, 07/06/2028	1,650,000	275,483
3.430%, 01/14/2027	3,450,000	555,115
3.300%, 03/03/2026	2,360,000	378,878
3.090%, 06/18/2030	820,000	128,653
China Government Bond
4.080%, 10/22/2048	1,190,000	208,724
4.050%, 07/24/2047	930,000	161,292
3.390%, 03/16/2050	1,560,000	243,546
3.290%, 05/23/2029	1,600,000	258,472
3.280%, 12/03/2027	1,750,000	283,824
3.220%, 12/06/2025	3,260,000	524,850
3.020%, 10/22/2025	2,500,000	399,478
2.850%, 06/04/2027	3,760,000	596,858
2.840%, 04/08/2024	2,600,000	412,488
2.750%, 08/08/2022	2,240,000	353,118
1.990%, 04/09/2025	1,710,000	264,159
Export-Import Bank of China
3.860%, 05/20/2029	1,030,000	170,164
3.230%, 03/23/2030	1,160,000	183,313
2.930%, 03/02/2025	1,240,000	196,454
2.050%, 04/07/2022	840,000	132,035
		6,964,189
TOTAL GLOBAL BONDS
(Cost $6,866,595)		6,964,189

CORPORATE OBLIGATIONS — 42.1%
CHINA — 42.1%
Basic Materials — 4.6%
China Baowu Steel Group, MTN
2.370%, 05/22/2023	4,000,000	625,406

Energy — 4.7%
China National Petroleum, MTN
3.510%, 07/09/2022	4,000,000	631,735

Financials — 9.1%
China Everbright Bank
0.000%, 01/07/2022(B)	4,000,000	612,293

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount(A)	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
CITIC Securities
3.580%, 07/25/2022	4,000,000	$631,244
		1,243,537
Government — 4.6%
New Development Bank
3.000%, 02/26/2022	4,000,000	629,350

Industrial — 4.6%
China Railway Group, MTN
3.570%, 01/21/2022	4,000,000	629,264

Utilities — 14.5%
China Southern Power Grid, MTN
3.650%, 03/20/2022	3,000,000	472,666
3.300%, 01/17/2023	1,500,000	237,174
State Grid Corp of China
2.820%, 06/23/2022	4,000,000	629,092
State Power Investment, MTN
3.550%, 10/22/2022	4,000,000	633,326
		1,972,258
TOTAL CHINA		5,731,550
TOTAL CORPORATE OBLIGATIONS
(Cost $5,635,525)		5,731,550

TOTAL INVESTMENTS — 93.3%
(Cost $12,502,120)		12,695,739
OTHER ASSETS LESS LIABILITIES – 6.7%		917,377
NET ASSETS - 100%		$13,613,116

(A)	In CNY unless otherwise indicated.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

MTN — Medium Term Note

As of December 31, 2021, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-1500

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 99.1%
Communication Services — 11.8%
Autohome ADR	1,000	$29,480
Baidu ADR *	1,682	250,265
Bilibili ADR *	2,425	112,520
Focus Media Information Technology, Cl A	26,700	34,388
Hello Group ADR *	884	7,938
iQIYI ADR *	2,328	10,615
JOYY ADR	395	17,945
Kingsoft	26,000	114,221
Oriental Pearl Group, Cl A	14,440	21,459
Tencent Holdings	29,858	1,749,437
Tencent Music Entertainment Group ADR *	2,349	16,090
Weibo ADR *	407	12,609
		2,376,967
Consumer Discretionary — 23.1%
Alibaba Group Holding *	85,624	1,305,837
ANTA Sports Products	9,800	146,944
Brilliance China Automotive Holdings * (A)(B)(C)	28,000	24,206
BYD, Cl A	4,300	181,303
BYD, Cl H	7,000	239,370
China Grand Automotive Services Group, Cl A *	5,100	2,141
China Tourism Group Duty Free, Cl A	4,200	144,915
Chongqing Changan Automobile, Cl A	41,260	98,559
Dongfeng Motor Group, Cl H *	28,000	23,272
Fuyao Glass Industry Group, Cl A	15,400	114,161
Geely Automobile Holdings	41,000	112,015
Great Wall Motor, Cl H	30,000	103,126
Guangzhou Automobile Group, Cl H	30,000	29,591
Haier Smart Home, Cl A	15,500	72,856
Haier Smart Home, Cl H	20,400	86,218
Huayu Automotive Systems, Cl A	8,500	37,828
Huazhu Group ADR *	1,498	55,935
Li Auto ADR *	5,965	191,476
Meituan, Cl B *	18,200	526,183
NavInfo, Cl A *	12,600	31,544
New Oriental Education & Technology Group ADR *	12,600	26,460
NIO ADR *	8,770	277,834
Pinduoduo ADR *	2,183	127,269
SAIC Motor, Cl A	13,857	44,955
Shenzhen Overseas Chinese Town, Cl A	52,400	58,011
Shenzhou International Group Holdings	7,000	134,589
Suning.com, Cl A *	23,900	15,485
TAL Education Group ADR *	2,463	9,680
Trip.com Group ADR *	3,655	89,986
Vipshop Holdings ADR *	3,598	30,223

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
XPeng ADR, Cl A *	3,947	$198,653
Yum China Holdings	2,255	112,389
		4,653,014
Consumer Staples — 9.5%
Anhui Gujing Distillery, Cl A	2,600	99,763
China Mengniu Dairy	18,000	102,048
China Resources Beer Holdings	20,000	163,796
Foshan Haitian Flavouring & Food, Cl A	7,208	119,142
Guangdong Haid Group, Cl A	9,600	110,658
Henan Shuanghui Investment & Development, Cl A	9,600	47,630
Inner Mongolia Yili Industrial Group, Cl A	14,100	91,930
Jiangsu Yanghe Brewery Joint-Stock, Cl A	2,900	75,124
Kweichow Moutai, Cl A	1,600	515,800
Luzhou Laojiao, Cl A	4,200	167,675
Muyuan Foods, Cl A	15,702	131,759
New Hope Liuhe, Cl A *	25,200	60,275
Shanxi Xinghuacun Fen Wine Factory, Cl A	2,060	102,296
Sun Art Retail Group	21,000	8,431
Tingyi Cayman Islands Holding	26,000	53,425
Want Want China Holdings	42,000	38,572
Yonghui Superstores, Cl A	29,400	18,725
		1,907,049
Energy — 2.2%
China Oilfield Services, Cl H	28,000	24,530
China Petroleum & Chemical, Cl A	89,500	59,535
China Petroleum & Chemical, Cl H	172,500	80,317
China Shenhua Energy, Cl H	21,000	49,239
Offshore Oil Engineering, Cl A	35,100	25,446
PetroChina, Cl A	32,100	24,785
PetroChina, Cl H	137,984	61,414
Shaanxi Coal Industry, Cl A	22,400	42,975
Shanxi Lu’an Environmental Energy Development, Cl A	14,000	24,900
Yankuang Energy Group, Cl H	28,000	55,667
		448,808
Financials — 20.4%
Agricultural Bank of China, Cl A	127,500	58,947
Agricultural Bank of China, Cl H	196,397	67,512
AVIC Industry-Finance Holdings, Cl A *	42,100	26,283
Bank of Beijing, Cl A	54,600	38,123
Bank of China, Cl A	67,700	32,471
Bank of China, Cl H	449,396	161,975
Bank of Communications, Cl A	84,000	60,896
Bank of Communications, Cl H	57,000	34,436
Bank of Hangzhou, Cl A	26,700	53,828

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of Jiangsu, Cl A	43,500	$39,881
Bank of Nanjing, Cl A	28,100	39,593
Bank of Ningbo, Cl A	13,800	83,073
Bank of Shanghai, Cl A	36,504	40,930
Changjiang Securities, Cl A	40,700	48,258
China Cinda Asset Management, Cl H	194,504	35,427
China CITIC Bank, Cl H	57,000	24,712
China Construction Bank, Cl A	23,900	22,024
China Construction Bank, Cl H	519,000	359,478
China Everbright Bank, Cl A	105,000	54,820
China Galaxy Securities, Cl H	70,500	40,512
China Huarong Asset Management, Cl H * (A)(B)(C)	298,000	34,019
China Life Insurance, Cl H	42,483	70,403
China Merchants Bank, Cl A	33,700	258,140
China Merchants Bank, Cl H	27,000	209,696
China Merchants Securities, Cl A	18,200	50,515
China Minsheng Banking, Cl A	96,800	59,367
China Minsheng Banking, Cl H	63,500	24,272
China Pacific Insurance Group, Cl A	9,900	42,221
China Pacific Insurance Group, Cl H	19,800	53,714
China Taiping Insurance Holdings	11,400	15,646
CITIC Securities, Cl A	22,300	92,615
CITIC Securities, Cl H	14,000	36,543
Everbright Securities, Cl A	19,600	46,018
Far East Horizon	15,000	13,314
Founder Securities, Cl A	33,600	41,425
GF Securities, Cl A	18,400	71,151
GF Securities, Cl H	28,000	53,369
Guosen Securities, Cl A	22,400	40,439
Guotai Junan Securities, Cl A	15,400	43,325
Haitong Securities, Cl A	23,800	45,885
Huatai Securities, Cl A	22,500	62,840
Huatai Securities, Cl H	17,000	28,303
Huaxia Bank, Cl A	36,500	32,143
Industrial & Commercial Bank of China, Cl A	128,500	93,560
Industrial & Commercial Bank of China, Cl H	404,441	228,254
Industrial Bank, Cl A	37,900	113,479
Industrial Securities, Cl A	51,769	80,433
New China Life Insurance, Cl A	4,200	25,679
New China Life Insurance, Cl H	8,500	22,732
Noah Holdings ADR *	869	26,670
Orient Securities, Cl A	26,600	61,658
People’s Insurance Group of China, Cl H	56,452	17,088
PICC Property & Casualty, Cl H	53,510	43,720
Ping An Bank, Cl A	39,191	101,567
Ping An Insurance Group of China, Cl A	19,400	153,789

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ping An Insurance Group of China, Cl H	35,000	$252,075
Shanghai Pudong Development Bank, Cl A	56,000	75,118
Shenwan Hongyuan Group, Cl A	63,100	50,805
		4,095,169
Health Care — 7.4%
3SBio *	14,000	11,672
Alibaba Health Information Technology *	30,000	25,358
BeiGene ADR *	396	107,288
Beijing Tongrentang, Cl A	1,544	10,921
Changchun High & New Technology Industry Group, Cl A	2,600	110,966
China Medical System Holdings	15,000	25,050
China Traditional Chinese Medicine Holdings	30,000	19,894
CSPC Pharmaceutical Group	65,520	71,182
Dong-E-E-Jiao, Cl A	5,600	42,931
Genscript Biotech *	26,000	115,055
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	4,300	23,126
Huadong Medicine, Cl A	5,480	34,643
Hualan Biological Engineering, Cl A	11,280	51,690
Hutchmed China ADR *	1,906	66,862
Jiangsu Hengrui Medicine, Cl A	11,816	94,226
Meinian Onehealth Healthcare Holdings, Cl A *	13,860	17,110
Shanghai Fosun Pharmaceutical Group, Cl A	7,100	54,642
Shanghai Fosun Pharmaceutical Group, Cl H	6,500	28,639
Shanghai Pharmaceuticals Holding, Cl A	14,000	43,746
Sichuan Kelun Pharmaceutical, Cl A	4,300	12,801
Sinopharm Group, Cl H	11,200	24,364
Tasly Pharmaceutical Group, Cl A	1,500	3,739
Tonghua Dongbao Pharmaceutical, Cl A	9,800	16,891
Wuxi Biologics Cayman *	17,000	201,807
Yunnan Baiyao Group, Cl A	2,800	46,079
Zai Lab ADR *	409	25,706
Zhangzhou Pientzehuang Pharmaceutical, Cl A	2,100	144,364
Zhejiang NHU, Cl A	10,060	49,232
		1,479,984
Industrials — 7.0%
51job ADR *	255	12,477
AECC Aviation Power, Cl A	7,100	70,854
AVIC Electromechanical Systems, Cl A	14,000	40,025
Beijing Capital International Airport, Cl H *	26,000	15,907
China Conch Venture Holdings	14,000	68,417
China Eastern Airlines, Cl A *	47,700	38,706
China Energy Engineering *	81,137	34,833
China Everbright Environment Group	28,323	22,742
China Merchants Port Holdings	27,852	50,729
China Railway Group, Cl H	42,000	22,195
China Southern Airlines, Cl A *	45,000	48,191
CITIC	33,780	33,363

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
COSCO SHIPPING Holdings, Cl A *	46,820	$137,609
Daqin Railway, Cl A	30,000	30,193
Fosun International	21,000	22,653
Guangzhou Baiyun International Airport, Cl A	13,000	24,655
Jiangsu Expressway, Cl H	28,000	28,696
Metallurgical Corp of China, Cl A	79,800	48,063
Power Construction Corp of China, Cl A	36,500	46,378
Sany Heavy Industry, Cl A	25,200	90,353
Shanghai International Airport, Cl A *	2,800	20,558
Shanghai International Port Group, Cl A	25,200	21,716
Shenzhen International Holdings	25,290	26,275
Weichai Power, Cl A	32,088	90,274
Xinjiang Goldwind Science & Technology, Cl A	19,649	50,891
Yutong Bus, Cl A	12,644	21,912
Zhejiang Chint Electrics, Cl A *	7,000	59,322
Zhejiang Sanhua Intelligent Controls, Cl A *	19,512	77,630
Zhuzhou CRRC Times Electric, Cl H	5,600	32,431
Zoomlion Heavy Industry Science and Technology, Cl A *	32,100	36,194
ZTO Express Cayman ADR *	2,647	74,698
		1,398,940
Information Technology — 6.5%
AAC Technologies Holdings	7,000	27,654
Aisino, Cl A	1,600	3,369
BOE Technology Group, Cl A	91,100	72,346
DHC Software, Cl A	18,300	22,447
GDS Holdings ADR *	547	25,796
Hanergy Thin Film Power Group * (A)(B)(C)	4,364	—
Hengtong Optic-electric, Cl A	6,600	15,693
Iflytek, Cl A	5,700	47,068
Kingboard Holdings	7,500	36,508
Kingdee International Software Group *	28,000	86,195
Lenovo Group	56,000	64,359
LONGi Green Energy Technology, Cl A *	12,792	173,402
Luxshare Precision Industry, Cl A	22,274	172,334
OFILM Group, Cl A *	12,582	19,192
Sanan Optoelectronics, Cl A	15,400	90,961
Sunny Optical Technology Group	5,500	173,967
Tianma Microelectronics, Cl A	14,000	28,665
TravelSky Technology, Cl H	13,000	21,877
Unigroup Guoxin Microelectronics, Cl A	2,900	102,610
Yonyou Network Technology, Cl A	9,925	56,000
Zhejiang Dahua Technology, Cl A	9,800	36,185
ZTE, Cl H	14,000	38,339
		1,314,967

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 4.7%
Anhui Conch Cement, Cl A	7,000	$44,362
Anhui Conch Cement, Cl H	11,000	54,956
Baoshan Iron & Steel, Cl A	54,100	60,914
BBMG, Cl A	54,600	24,385
China Molybdenum, Cl H	114,000	60,098
China National Building Material, Cl H	30,000	36,786
China Northern Rare Earth Group High-Tech, Cl A	19,700	141,886
China Resources Cement Holdings	28,000	21,154
Ganfeng Lithium, Cl A	4,200	94,349
Hesteel, Cl A	61,600	23,830
Inner Mongolia BaoTou Steel Union, Cl A *	123,300	54,097
Rongsheng Petrochemical, Cl A	22,750	64,969
Shandong Hualu Hengsheng Chemical, Cl A	10,840	53,356
Sinopec Shanghai Petrochemical, Cl A	63,100	41,378
Tianqi Lithium, Cl A *	1,140	19,182
Zhejiang Huayou Cobalt, Cl A	2,680	46,490
Zhejiang Longsheng Group, Cl A	21,000	41,709
Zijin Mining Group, Cl A	35,100	53,541
		937,442
Real Estate — 3.6%
China Evergrande Group	14,000	2,855
China Jinmao Holdings Group	56,000	17,311
China Merchants Shekou Industrial Zone Holdings, Cl A	16,800	35,243
China Overseas Land & Investment	34,339	81,308
China Resources Land	26,214	110,285
China Vanke, Cl A	16,743	52,027
China Vanke, Cl H	9,700	22,569
CIFI Holdings Group	57,195	34,407
Country Garden Holdings	68,612	60,900
Gemdale, Cl A	19,600	39,976
Greenland Holdings, Cl A	35,260	24,065
Guangzhou R&F Properties, Cl H	35,200	13,093
KWG Group Holdings	20,273	13,262
Longfor Group Holdings	14,000	65,903
Poly Developments and Holdings Group, Cl A	23,900	58,744
Seazen Holdings, Cl A	5,600	25,653
Shimao Group Holdings	19,000	12,429
Sunac China Holdings	14,000	21,154
Xinhu Zhongbao, Cl A	54,700	25,634
		716,818
Utilities — 2.9%
Beijing Enterprises Water Group	56,000	21,764
China Gas Holdings	20,200	41,974
China Longyuan Power Group, Cl H	28,000	65,364
China Resources Gas Group	6,000	33,901
China Resources Power Holdings	26,000	87,041

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
ENN Energy Holdings	4,282	$80,628
Guangdong Investment	44,000	55,929
Huadian Power International, Cl A	47,600	40,047
Huaneng Power International, Cl H	97,077	64,873
SDIC Power Holdings, Cl A	25,200	45,454
Sichuan Chuantou Energy, Cl A	25,300	49,732
		586,707
TOTAL CHINA		19,915,865

HONG KONG — 0.6%
Communication Services — 0.1%
Alibaba Pictures Group *	280,000	25,499

Health Care — 0.3%
Sino Biopharmaceutical	68,500	47,973

Materials — 0.2%
Nine Dragons Paper Holdings	43,000	46,164
TOTAL HONG KONG		119,636
TOTAL COMMON STOCK
(Cost $23,621,743)		20,035,501

TOTAL INVESTMENTS — 99.7%
(Cost $23,621,743)		20,035,501
OTHER ASSETS LESS LIABILITIES – 0.3%		66,575
NET ASSETS - 100%		$20,102,076

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2021 was $58,225 and represents 0.3% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2021 was $58,225 and represents 0.3% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$2,376,967	$—	$—	$2,376,967
Consumer Discretionary	4,626,667	2,141	24,206	4,653,014
Consumer Staples	1,907,049	—	—	1,907,049
Energy	448,808	—	—	448,808
Financials	4,061,150	—	34,019	4,095,169
Health Care	1,476,245	3,739	—	1,479,984
Industrials	1,398,940	—	—	1,398,940
Information Technology	1,314,967	—	—	1,314,967
Materials	937,442	—	—	937,442
Real Estate	716,818	—	—	716,818
Utilities	586,707	—	—	586,707
Hong Kong	119,636	—	—	119,636
Total Common Stock	19,971,396	5,880	58,225	20,035,501
Total Investments in Securities	$19,971,396	$5,880	$58,225	$20,035,501

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-011-0800

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 102.9%‡
CHINA — 47.0%
Energy — 1.6%
China Petroleum & Chemical, Cl H	264,000	$122,920
Guanghui Energy, Cl A *	22,300	22,935
		145,855
Financials — 3.5%
Bank of Changsha, Cl A	13,000	15,966
Bank of Chengdu, Cl A	11,800	22,268
Bank of Guiyang, Cl A	11,827	12,108
Bank of Hangzhou, Cl A	19,500	39,312
Bank of Jiangsu, Cl A	47,855	43,873
Bank of Nanjing, Cl A	32,391	45,640
Bank of Ningbo, Cl A	18,546	111,643
Chongqing Rural Commercial Bank, Cl A	28,600	17,315
Qingdao Rural Commercial Bank, Cl A	18,000	10,926
		319,051
Industrials — 25.5%
Beijing New Building Materials, Cl A	5,608	31,598
Beijing-Shanghai High Speed Railway, Cl A	133,300	101,248
China Communications Services, Cl H	26,000	12,673
China Conch Venture Holdings	18,000	87,965
China Energy Engineering *	94,900	40,742
China Lesso Group Holdings	12,000	17,239
China Railway Group, Cl H	44,500	23,516
China State Construction Engineering, Cl A	135,800	106,777
Contemporary Amperex Technology, Cl A	7,300	675,006
CRRC, Cl H	48,000	20,625
Daqin Railway, Cl A	48,032	48,341
Dongfang Electric, Cl A	8,600	28,968
Gotion High-tech, Cl A *	4,300	34,655
Guangdong Kinlong Hardware Products, Cl A	1,100	31,412
Jiangsu Expressway, Cl H	14,000	14,348
Jiangsu Hengli Hydraulic, Cl A	4,300	55,313
Luoyang Xinqianglian Slewing Bearing, Cl A	500	14,036
Metallurgical Corp of China, Cl A	59,000	35,536
Ming Yang Smart Energy Group, Cl A	6,400	26,268
NARI Technology, Cl A	18,700	117,716
North Industries Group Red Arrow, Cl A *	4,500	18,873
Power Construction Corp of China, Cl A	45,900	58,322
Riyue Heavy Industry, Cl A	3,100	16,063
Sany Heavy Equipment International Holdings	12,000	11,605
Sany Heavy Industry, Cl A	27,900	100,034
Shanghai Construction Group, Cl A	28,700	16,248
Shanghai Electric Group, Cl A	41,800	31,946
Shanghai International Port Group, Cl A	30,210	26,034
Shenzhen Inovance Technology, Cl A	8,550	92,235

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shenzhen International Holdings	13,572	$14,101
Sichuan Road & Bridge, Cl A	14,600	27,643
Sieyuan Electric, Cl A	2,400	18,573
Sinotruk Hong Kong	7,500	11,544
Suzhou Maxwell Technologies, Cl A	400	40,402
TBEA, Cl A	11,675	38,868
Titan Wind Energy Suzhou, Cl A	5,800	17,685
Wuxi Shangji Automation, Cl A	1,000	26,259
XCMG Construction Machinery, Cl A	25,448	23,971
Xinjiang Goldwind Science & Technology, Cl H	8,200	16,008
Yangzijiang Shipbuilding Holdings	46,600	46,318
Yantai Eddie Precision Machinery, Cl A	2,780	13,954
Youngy, Cl A *	700	14,327
Yutong Bus, Cl A	7,497	12,992
Zhefu Holding Group, Cl A *	17,500	19,594
Zhejiang Expressway, Cl H	16,000	14,263
Zhejiang Weixing New Building Materials, Cl A	5,300	20,270
Zhuzhou CRRC Times Electric, Cl H	5,800	33,589
Zhuzhou Kibing Group, Cl A	8,600	23,126
Zoomlion Heavy Industry Science and Technology, Cl H	14,600	9,195
		2,338,024
Information Technology — 0.1%
Topsec Technologies Group, Cl A	3,900	11,757

Materials — 3.7%
Anhui Conch Cement, Cl H	13,500	67,445
Chengtun Mining Group, Cl A	8,600	14,511
China Minmetals Rare Earth, Cl A	3,200	19,636
China National Building Material, Cl H	45,000	55,180
China Northern Rare Earth Group High-Tech, Cl A	11,824	85,160
China Resources Cement Holdings	28,000	21,154
Huaxin Cement, Cl A	4,500	13,658
Shenghe Resources Holding, Cl A	5,800	17,895
Xiamen Tungsten, Cl A	4,600	16,370
Yintai Gold, Cl A	9,200	12,702
Yunnan Tin, Cl A *	5,400	16,585
		340,296
Utilities — 12.6%
Beijing Enterprises Holdings	5,500	18,977
CECEP Solar Energy, Cl A	9,700	17,084
CECEP Wind-Power, Cl A	16,200	16,585
CGN Power, Cl H	114,000	34,655
China Gas Holdings	33,000	68,571
China Longyuan Power Group, Cl H	35,000	81,705
China National Nuclear Power, Cl A	45,700	59,649

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
China Power International Development	38,000	$25,589
China Resources Gas Group	11,500	64,976
China Resources Power Holdings	20,635	69,081
China Yangtze Power, Cl A	87,600	312,707
ENN Energy Holdings	8,500	160,050
ENN Natural Gas, Cl A	7,700	22,232
GD Power Development, Cl A	56,900	28,365
Huadian Power International, Cl A	20,742	17,450
Huaneng Power International, Cl H	37,000	24,726
Kunlun Energy	42,000	39,380
SDIC Power Holdings, Cl A	22,206	40,054
Shenergy, Cl A	15,719	18,218
Shenzhen Energy Group, Cl A	12,900	16,432
Sichuan Chuantou Energy, Cl A	11,684	22,967
		1,159,453
TOTAL CHINA		4,314,436

HONG KONG — 0.3%
Industrials — 0.3%
Hutchison Port Holdings Trust, Cl U	102,400	23,040
TOTAL HONG KONG		23,040

INDIA — 2.3%
Industrials — 0.4%
AIA Engineering	1,269	31,965

Materials — 1.9%
Clean Science & Technology *	667	22,372
National Aluminium	24,477	33,257
PI Industries	2,459	100,370
Vinati Organics	755	20,193
		176,192
TOTAL INDIA		208,157

INDONESIA — 2.2%
Energy — 0.9%
Adaro Energy	418,400	66,052
Indo Tambangraya Megah	11,500	16,460
		82,512
Materials — 1.3%
Barito Pacific	860,100	51,597
Indah Kiat Pulp & Paper	83,100	45,624

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Pabrik Kertas Tjiwi Kimia	41,800	$22,069
		119,290
TOTAL INDONESIA		201,802

ISRAEL — 2.8%
Materials — 2.8%
ICL Group	21,438	206,707
Israel *	118	50,993
TOTAL ISRAEL		257,700

JORDAN — 0.3%
Financials — 0.3%
Arab Bank	3,888	26,816
TOTAL JORDAN		26,816

KAZAKHSTAN — 0.8%
Energy — 0.8%
NAC Kazatomprom JSC GDR	1,912	70,266
TOTAL KAZAKHSTAN		70,266

KUWAIT — 5.8%
Financials — 4.2%
Kuwait Finance House	139,946	385,228

Industrials — 1.6%
Agility Public Warehousing	37,864	118,384
National Industries Group Holding *	35,309	33,060
		151,444
TOTAL KUWAIT		536,672

MALAYSIA — 4.0%
Industrials — 0.7%
Pentamaster	14,500	19,317
Sime Darby	81,800	45,554
		64,871
Materials — 3.3%
Petronas Chemicals Group	73,100	156,517
Press Metal Aluminium Holdings	102,000	141,517
		298,034
TOTAL MALAYSIA		362,905

PHILIPPINES — 3.0%
Industrials — 3.0%
Aboitiz Equity Ventures	61,650	65,830

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
International Container Terminal Services	29,830	$116,998
JG Summit	89,572	93,098
TOTAL PHILIPPINES		275,926

POLAND — 1.5%
Materials — 1.5%
KGHM Polska Miedz	4,081	141,150
TOTAL POLAND		141,150

RUSSIA — 10.0%
Energy — 4.0%
Rosneft Oil PJSC	34,915	279,250
Sovcomflot PJSC	9,870	9,634
Surgutneftegas	149,600	79,341
		368,225
Materials — 6.0%
MMC Norilsk Nickel PJSC	1,329	404,478
Polymetal International	7,666	134,144
Segezha Group PJSC	77,900	11,518
		550,140
TOTAL RUSSIA		918,365

SINGAPORE — 9.4%
Financials — 6.2%
Oversea-Chinese Banking	67,412	570,038

Industrials — 3.2%
Keppel	28,900	109,756
Singapore Airlines *	27,000	99,937
Singapore Technologies Engineering	30,600	85,344
		295,037
TOTAL SINGAPORE		865,075

SOUTH AFRICA — 6.1%
Financials — 0.2%
Ninety One	4,286	15,175

Materials — 5.9%
Anglo American Platinum	1,507	171,546
Impala Platinum Holdings	22,700	320,019
Kumba Iron Ore	1,852	53,389
		544,954
TOTAL SOUTH AFRICA		560,129

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 5.8%
Energy — 3.7%
PTT	300,200	$341,494

Industrials — 0.1%
Thoresen Thai Agencies	31,800	9,091

Materials — 2.0%
Indorama Ventures	50,400	65,254
PTT Global Chemical	67,312	118,383
		183,637
TOTAL THAILAND		534,222

TURKEY — 0.3%
Industrials — 0.3%
Turk Hava Yollari AO *	16,603	25,030
TOTAL TURKEY		25,030

UNITED ARAB EMIRATES — 0.6%
Industrials — 0.6%
Air Arabia PJSC *	73,993	29,210
Aramex PJSC	21,946	24,497
TOTAL UNITED ARAB EMIRATES		53,707

UNITED STATES — 0.7%
Industrials — 0.7%
ZIM Integrated Shipping Services	1,101	64,805
TOTAL UNITED STATES		64,805
TOTAL COMMON STOCK
(Cost $8,142,474)		9,440,203

PREFERRED STOCK — 0.8%
RUSSIA— 0.8%
Energy — 0.8%
Surgutneftegas PJSC (A)	145,600	74,696

TOTAL PREFERRED STOCK
(Cost $79,525)		74,696

TOTAL INVESTMENTS — 103.7%
(Cost $8,221,999)		9,514,899
OTHER ASSETS LESS LIABILITIES – (3.7)%		(340,018)
NET ASSETS - 100%		$9,174,881

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Currently, no stated interest rate.

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI One Belt One Road Index ETF

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

PJSC — Public Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of December 31, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Energy	$145,855	$—	$—	$145,855
Financials	308,355	10,696	—	319,051
Industrials	2,338,024	—	—	2,338,024
Information Technology	11,757	—	—	11,757
Materials	322,401	17,895	—	340,296
Utilities	1,159,453	—	—	1,159,453
Hong Kong	23,040	—	—	23,040
India	208,157	—	—	208,157
Indonesia	201,802	—	—	201,802
Israel	257,700	—	—	257,700
Jordan	26,816	—	—	26,816
Kazakhstan	70,266	—	—	70,266
Kuwait	536,672	—	—	536,672
Malaysia	362,905	—	—	362,905
Philippines	275,926	—	—	275,926
Poland	141,150	—	—	141,150
Russia	918,365	—	—	918,365
Singapore	865,075	—	—	865,075
South Africa	560,129	—	—	560,129
Thailand	534,222	—	—	534,222
Turkey	25,030	—	—	25,030
United Arab Emirates	53,707	—	—	53,707
United States	64,805	—	—	64,805
Total Common Stock	9,411,612	28,591	—	9,440,203
Preferred Stock
Russia	74,696	—	—	74,696
Total Preferred Stock	74,696	—	—	74,696
Total Investments in Securities	$9,486,308	$28,591	$—	$9,514,899

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-006-0900

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 101.1%‡
ARGENTINA — 4.3%
Consumer Discretionary — 4.3%
MercadoLibre *	2,814	$3,794,398
TOTAL ARGENTINA		3,794,398

BRAZIL — 6.4%
Consumer Discretionary — 1.6%
Americanas *	133,670	757,863
GRUPO DE MODA SOMA *	286,300	654,327
		1,412,190
Financials — 2.5%
XP, Cl A *	78,948	2,268,966

Information Technology — 2.3%
Pagseguro Digital, Cl A *	25,339	664,389
StoneCo, Cl A *	42,275	712,756
TOTVS	126,800	651,984
		2,029,129
TOTAL BRAZIL		5,710,285

CHINA — 37.4%
Communication Services — 14.0%
Baidu, Cl A *	125,464	2,327,013
Bilibili, Cl Z *	38,296	1,761,470
Kuaishou Technology, Cl B *	219,800	2,031,296
NetEase	154,100	3,113,111
Tencent Holdings	55,475	3,250,385
		12,483,275
Consumer Discretionary — 18.4%
Alibaba Group Holding *	210,700	3,213,349
JD Health International *	270,750	2,134,036
JD.com, Cl A *	83,450	2,932,840
Meituan, Cl B *	102,200	2,954,720
Pinduoduo ADR *	52,599	3,066,522
Trip.com Group *	84,600	2,070,428
		16,371,895
Financials — 2.3%
Lufax Holding ADR *	367,351	2,068,186

Real Estate — 2.7%
KE Holdings ADR *	119,260	2,399,511
TOTAL CHINA		33,322,867

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 0.8%
Consumer Discretionary — 0.8%
OPAP	52,379	$742,783
TOTAL GREECE		742,783

INDIA — 10.1%
Communication Services — 2.6%
Info Edge India	31,414	2,356,695

Consumer Discretionary — 6.1%
FSN E-Commerce Ventures *	82,939	2,344,776
MakeMyTrip *	26,154	724,727
Zomato *	1,279,897	2,365,727
		5,435,230
Financials — 0.7%
PB Fintech *	44,900	573,997

Industrials — 0.7%
IndiaMart InterMesh	7,489	652,470
TOTAL INDIA		9,018,392

INDONESIA — 0.8%
Consumer Discretionary — 0.8%
Bukalapak.com *	23,000,800	693,937
TOTAL INDONESIA		693,937

JAPAN — 2.6%
Communication Services — 2.6%
Nexon	121,200	2,340,748
TOTAL JAPAN		2,340,748

MALAYSIA — 0.8%
Information Technology — 0.8%
My EG Services	2,906,500	746,509
TOTAL MALAYSIA		746,509

RUSSIA — 6.0%
Communication Services — 3.1%
VK GDR *	55,263	640,498
Yandex, Cl A *	35,335	2,137,768
		2,778,266

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 2.2%
Ozon Holdings ADR *	65,077	$1,926,930

Industrials — 0.7%
HeadHunter Group ADR	13,274	678,168
TOTAL RUSSIA		5,383,364

SOUTH AFRICA — 6.0%
Consumer Discretionary — 6.0%
Delivery Hero *	19,523	2,175,759
Naspers, Cl N	20,680	3,203,068
TOTAL SOUTH AFRICA		5,378,827

SOUTH KOREA — 18.2%
Communication Services — 14.2%
AfreecaTV	4,140	705,933
Com2uSCorp	5,870	781,185
Kakao	22,709	2,149,117
NAVER	9,764	3,108,874
NCSoft	3,770	2,039,209
Netmarble (A)	22,695	2,386,435
Studio Dragon * (A)	9,478	725,551
Wemade (A)	5,109	764,577
		12,660,881
Consumer Discretionary — 2.9%
Coupang, Cl A *	86,611	2,544,631

Information Technology — 1.1%
Douzone Bizon	10,793	662,788
NHN KCP *	12,829	327,539
		990,327
TOTAL SOUTH KOREA		16,195,839

TAIWAN — 6.1%
Communication Services — 3.3%
Sea ADR *	13,171	2,946,484

Consumer Discretionary — 2.8%
momo.com	41,500	2,437,471
TOTAL TAIWAN		5,383,955

UNITED ARAB EMIRATES — 0.8%
Information Technology — 0.8%
Network International Holdings *	181,214	717,188
TOTAL UNITED ARAB EMIRATES		717,188

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
URUGUAY — 0.8%
Information Technology — 0.8%
Dlocal, Cl A *	19,759	$705,199
TOTAL URUGUAY		705,199
TOTAL COMMON STOCK
(Cost $105,260,031)		90,134,291

SHORT-TERM INVESTMENT(B)(C) — 1.6%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	1,415,451	1,415,451
TOTAL SHORT-TERM INVESTMENT
(Cost $1,415,451)		1,415,451

TOTAL INVESTMENTS — 102.7%
(Cost $106,675,482)		91,549,742
OTHER ASSETS LESS LIABILITIES – (2.7)%		(2,414,333)
NET ASSETS - 100%		$89,135,409

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $1,357,794.
(B)	The rate shown is the 7-day effective yield as of December 31, 2021.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2021 was $1,415,451.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Consumer Technology Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$3,794,398	$—	$—	$3,794,398
Brazil	5,710,285	—	—	5,710,285
China	33,322,867	—	—	33,322,867
Greece	742,783	—	—	742,783
India	9,018,392	—	—	9,018,392
Indonesia	693,937	—	—	693,937
Japan	2,340,748	—	—	2,340,748
Malaysia	746,509	—	—	746,509
Russia	5,383,364	—	—	5,383,364
South Africa	5,378,827	—	—	5,378,827
South Korea
Communication Services	9,509,869	3,151,012	—	12,660,881
Consumer Discretionary	2,544,631	—	—	2,544,631
Information Technology	990,327	—	—	990,327
Taiwan	5,383,955	—	—	5,383,955
United Arab Emirates	717,188	—	—	717,188
Uruguay	705,199	—	—	705,199
Total Common Stock	86,983,279	3,151,012	—	90,134,291
Short-Term Investment	1,415,451	—	—	1,415,451
Total Investments in Securities	$88,398,730	$3,151,012	$—	$91,549,742

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “--” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-007-0900

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 96.9%
Consumer Discretionary — 40.8%
BYD, Cl A	55,100	$2,323,210
BYD, Cl H	392,000	13,404,718
Li Auto ADR *	570,987	18,328,683
NIO ADR *	458,663	14,530,444
Niu Technologies ADR *	64,771	1,043,461
Tianneng Power International	1,525,885	1,614,683
XPeng ADR, Cl A *	375,240	18,885,829
Yadea Group Holdings	2,622,694	5,113,316
		75,244,344
Industrials — 26.5%
Beijing-Shanghai High Speed Railway, Cl A	5,498,800	4,176,599
China Conch Venture Holdings	1,805,000	8,820,915
China Everbright Environment Group	8,262,216	6,634,105
Contemporary Amperex Technology, Cl A	90,050	8,326,621
CT Environmental Group * (A)(B)(C)	329,000	1,055
Dynagreen Environmental Protection Group, Cl H	913,000	469,598
Ginlong Technologies, Cl A	33,500	1,219,825
Gotion High-tech, Cl A *	177,600	1,431,346
Ming Yang Smart Energy Group, Cl A	266,900	1,095,461
Riyue Heavy Industry, Cl A	129,700	672,053
Sungrow Power Supply, Cl A	195,600	4,484,708
Xinjiang Goldwind Science & Technology, Cl A	471,735	1,221,798
Xinjiang Goldwind Science & Technology, Cl H	1,724,804	3,367,176
Zhuzhou CRRC Times Electric, Cl H	1,221,500	7,073,961
		48,995,221
Information Technology — 16.4%
China Railway Signal & Communication, Cl A *	983,861	770,497
Chindata Group Holdings ADR *	252,065	1,661,108
Cloopen Group Holding ADR *	130,558	378,618
GCL System Integration Technology, Cl A *	808,700	483,258
JA Solar Technology, Cl A	218,500	3,185,216
JinkoSolar Holding ADR *	85,432	3,926,455
Kingsoft Cloud Holdings ADR *	128,881	2,029,876
LONGi Green Energy Technology, Cl A *	628,633	8,521,425
Wuxi Lead Intelligent Equipment, Cl A	104,920	1,227,054
Xinyi Solar Holdings	4,743,588	8,043,589
		30,227,096
Materials — 0.5%
Beijing Easpring Material Technology, Cl A	68,500	935,768

Real Estate — 3.4%
China Evergrande Group	8,987,000	1,832,835
Guangzhou R&F Properties, Cl H	3,933,600	1,463,186

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI China Clean Technology Index ETF

	Shares/ Number of Rights	Value
COMMON STOCK — continued
Real Estate — continued
Shimao Group Holdings	2,866,500	$1,875,140
SOHO China *	4,829,500	1,065,472
		6,236,633
Utilities — 9.3%
Beijing Enterprises Water Group	10,150,500	3,944,950
China Datang Renewable Power, Cl H	5,037,000	2,319,412
China Everbright Greentech	1,410,000	529,905
China Everbright Water	1,869,557	436,828
China Longyuan Power Group, Cl H	4,273,800	9,976,933
		17,208,028
TOTAL CHINA		178,847,090

HONG KONG — 3.1%
Industrials — 0.4%
China High Speed Transmission Equipment Group *	894,000	644,444

Real Estate — 1.1%
Yuexiu Real Estate Investment Trust †	5,044,000	2,089,725

Utilities — 1.6%
Beijing Energy International Holding *	15,194,000	574,917
Canvest Environmental Protection Group	1,091,000	576,545
Concord New Energy Group	11,510,000	1,210,600
GCL New Energy Holdings *	19,370,000	591,314
		2,953,376
TOTAL HONG KONG		5,687,545
TOTAL COMMON STOCK
(Cost $180,834,830)		184,534,635

RIGHTS* — 0.0%
HONG KONG — 0.0%
Real Estate — 0.0%
Yuexiu Real Estate Investment Trust, Expires 01/12/2022 *	1,385,280	5,331

TOTAL HONG KONG		5,331
TOTAL RIGHTS
(Cost $–)		5,331

TOTAL INVESTMENTS — 100.0%
(Cost $180,834,830)		184,539,966
OTHER ASSETS LESS LIABILITIES – 0.0%		(14,801)
NET ASSETS - 100%		$184,525,165

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI China Clean Technology Index ETF

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2021 was $1,055 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2021 was $1,055 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Consumer Discretionary	$75,244,344	$—	$—	$75,244,344
Industrials	48,994,166	—	1,055	48,995,221
Information Technology	30,227,096	—	—	30,227,096
Materials	935,768	—	—	935,768
Real Estate	6,236,633	—	—	6,236,633
Utilities	17,208,028	—	—	17,208,028
Hong Kong	5,687,545	—	—	5,687,545
Total Common Stock	184,533,580	—	1,055	184,534,635
Rights	5,331	—	—	5,331
Total Investments in Securities	$184,538,911	$—	$1,055	$184,539,966

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-008-0900

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 104.3%‡
AUSTRALIA — 3.2%
Materials — 3.2%
Allkem *	231,310	$1,749,010
IGO	280,934	2,342,785
Lynas Rare Earths *	311,642	2,304,314
Mineral Resources	61,011	2,484,053
Pilbara Minerals *	887,215	2,064,161
TOTAL AUSTRALIA		10,944,323

BELGIUM — 0.8%
Materials — 0.8%
Umicore	69,869	2,840,526
TOTAL BELGIUM		2,840,526

CANADA — 2.2%
Industrials — 2.2%
Ballard Power Systems *	97,882	1,231,323
Magna International	76,410	6,191,318
TOTAL CANADA		7,422,641

CHINA — 33.0%
Consumer Discretionary — 14.2%
Brilliance China Automotive Holdings * (A)(B)(C)	2,170,000	1,875,993
BYD, Cl A	206,000	8,685,687
Dongfeng Motor Group, Cl H *	1,084,000	900,981
Geely Automobile Holdings	2,183,000	5,964,098
Guangzhou Automobile Group, Cl H	1,062,000	1,047,520
Li Auto ADR *	248,274	7,969,595
NIO ADR *	284,004	8,997,247
Niu Technologies ADR *	12,916	208,077
Shenzhen Kedali Industry, Cl A	34,900	879,985
Tianneng Power International (D)	263,868	279,224
XPeng ADR, Cl A *	216,567	10,899,817
Yadea Group Holdings	386,000	752,562
		48,460,786
Industrials — 9.7%
China Baoan Group, Cl A	669,400	1,519,007
Contemporary Amperex Technology, Cl A	200,647	18,553,154
Eve Energy, Cl A	451,060	8,382,741
Gotion High-tech, Cl A *	350,989	2,828,754
Qingdao TGOOD Electric, Cl A	175,700	687,156
Shenzhen Yinghe Technology, Cl A	120,500	582,125
Zhongshan Broad Ocean Motor, Cl A	450,100	622,165
		33,175,102

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.2%
Wuxi Lead Intelligent Equipment, Cl A	333,776	$3,903,558

Materials — 7.9%
Beijing Easpring Material Technology, Cl A	121,600	1,661,159
China Molybdenum, Cl A	1,967,600	1,726,548
Ganfeng Lithium, Cl A	268,227	6,025,464
GEM, Cl A	1,416,340	2,305,237
Guangzhou Tinci Materials Technology, Cl A	172,647	3,112,726
Shanghai Putailai New Energy Technology, Cl A	70,820	1,788,695
Xiamen Tungsten, Cl A	233,685	831,617
Yunnan Energy New Material, Cl A	109,900	4,327,527
Zhejiang Huayou Cobalt, Cl A	291,604	5,058,434
		26,837,407
TOTAL CHINA		112,376,853

GERMANY — 13.4%
Consumer Discretionary — 7.4%
Bayerische Motoren Werke	84,333	8,486,527
Daimler	177,951	13,677,953
Volkswagen	10,028	2,946,762
		25,111,242
Industrials — 0.9%
Daimler Truck Holding *	88,976	3,267,208

Information Technology — 5.1%
Infineon Technologies	375,429	17,402,042
TOTAL GERMANY		45,780,492

HONG KONG — 0.2%
Materials — 0.2%
Jinchuan Group International Resources	3,640,000	634,968
TOTAL HONG KONG		634,968

INDONESIA — 0.2%
Materials — 0.2%
Aneka Tambang	3,121,800	492,829
Vale Indonesia	769,700	252,742
TOTAL INDONESIA		745,571

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 8.0%
Consumer Discretionary — 2.5%
Panasonic	766,700	$8,422,348

Industrials — 5.5%
Nidec	159,500	18,726,412
TOTAL JAPAN		27,148,760

NETHERLANDS — 2.8%
Information Technology — 2.8%
NXP Semiconductors	42,495	9,679,511
TOTAL NETHERLANDS		9,679,511

SOUTH KOREA — 5.7%
Industrials — 0.5%
Ecopro (D)	4,206	1,771,916

Information Technology — 2.8%
L&F	8,624	1,613,441
Samsung SDI	14,176	7,810,961
		9,424,402
Materials — 2.4%
LG Chemical	13,799	7,138,915
SK IE Technology *	7,120	1,006,233
		8,145,148
TOTAL SOUTH KOREA		19,341,466

SWEDEN — 0.1%
Industrials — 0.1%
PowerCell Sweden *	16,074	328,622
TOTAL SWEDEN		328,622

UNITED KINGDOM — 0.3%
Industrials — 0.3%
ITM Power * (D)	180,533	963,416
TOTAL UNITED KINGDOM		963,416

UNITED STATES — 34.4%
Consumer Discretionary — 22.1%
Aptiv *	51,469	8,489,812
EVgo * (D)	27,252	270,885
Ford Motor	931,315	19,343,412
General Motors *	278,639	16,336,605
Gentherm *	11,608	1,008,735
Lucid Group *	209,779	7,982,091

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Magna International	18,000	$1,456,920
Tesla *	19,387	20,487,794
		75,376,254
Industrials — 2.7%
ChargePoint Holdings *	89,036	1,696,136
Nikola * (D)	67,987	671,032
Plug Power *	239,385	6,757,838
		9,125,006
Information Technology — 6.7%
Analog Devices	99,070	17,413,534
SolarEdge Technologies *	19,322	5,421,173
		22,834,707
Materials — 2.9%
Albemarle	36,475	8,526,761
Livent *	64,245	1,566,293
		10,093,054
TOTAL UNITED STATES		117,429,021
TOTAL COMMON STOCK
(Cost $329,162,615)		355,636,170

PREFERRED STOCK — 0.8%
CHILE— 0.8%
Materials — 0.8%
Sociedad Quimica y Minera de Chile (E)	56,217	2,869,508
TOTAL PREFERRED STOCK
(Cost $2,898,415)		2,869,508

SHORT-TERM INVESTMENT(F)(G) — 0.9%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	3,167,593	3,036,050
TOTAL SHORT-TERM INVESTMENT
(Cost $3,167,593)		3,036,050

TOTAL INVESTMENTS — 106.0%
(Cost $335,228,623)		361,541,728
OTHER ASSETS LESS LIABILITIES – (6.0)%		(20,533,811)
NET ASSETS - 100%		$341,007,917

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2021 was $1,875,992 and represents 0.6% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2021 was $1,875,992 and represents 0.6% of Net Assets.

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

(D)	This security or a partial position of this security is on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $3,167,593.
(E)	Currently, no stated interest rate.
(F)	The rate shown is the 7-day effective yield as of December 31, 2021.
(G)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2021 was $3,036,050.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$10,944,323	$—	$—	$10,944,323
Belgium	2,840,526	—	—	2,840,526
Canada	7,422,641	—	—	7,422,641
China
Consumer Discretionary	46,584,793	—	1,875,993	48,460,786
Industrials	33,175,102	—	—	33,175,102
Information Technology	3,903,558	—	—	3,903,558
Materials	26,837,407	—	—	26,837,407
Germany	45,780,492	—	—	45,780,492
Hong Kong	634,968	—	—	634,968
Indonesia	745,571	—	—	745,571
Japan	27,148,760	—	—	27,148,760
Netherlands	9,679,511	—	—	9,679,511
South Korea	19,341,466	—	—	19,341,466
Sweden	328,622	—	—	328,622
United Kingdom	963,416	—	—	963,416
United States	117,429,021	—	—	117,429,021
Total Common Stock	353,760,177	—	1,875,993	355,636,170
Preferred Stock
Chile	2,869,508	—	—	2,869,508
Total Preferred Stock	2,869,508	—	—	2,869,508
Short-Term Investment	3,036,050	—	—	3,036,050
Total Investments in Securities	$359,665,735	$—	$1,875,993	$361,541,728

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2021	$2,037,572
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(161,579)
Purchases	—
Sales
Transfer into Level 3	1,875,993
Transfer out of Level 3	—
Ending balance as of December 31, 2021	$1,875,993

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-009-0800

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 95.8%
Health Care — 95.8%
3SBio *	568,000	$473,558
Aier Eye Hospital Group, Cl A	729,228	4,848,485
Akeso *	126,000	549,491
Alibaba Health Information Technology *	1,804,000	1,524,872
Apeloa Pharmaceutical, Cl A	150,392	829,881
Asymchem Laboratories Tianjin, Cl A	32,203	2,202,893
Autobio Diagnostics, Cl A	78,030	675,625
BeiGene ADR *	20,360	5,516,135
Beijing Tiantan Biological Products, Cl A	181,818	828,025
Beijing Tongrentang, Cl A	181,590	1,284,456
Beijing Wantai Biological Pharmacy Enterprise, Cl A	53,600	1,867,008
Betta Pharmaceuticals, Cl A	55,663	698,780
BGI Genomics, Cl A *	55,327	763,905
Bloomage Biotechnology, Cl A	29,781	727,308
CanSino Biologics, Cl A *	15,180	715,070
CanSino Biologics, Cl H *	34,000	785,860
Changchun High & New Technology Industry Group, Cl A	54,508	2,326,365
China Medical System Holdings	602,000	1,005,354
China National Medicines, Cl A	100,655	499,076
China Resources Sanjiu Medical & Pharmaceutical, Cl A	130,990	705,309
China Traditional Chinese Medicine Holdings	1,202,000	797,088
Chongqing Zhifei Biological Products, Cl A	212,549	4,164,711
CSPC Pharmaceutical Group	3,926,889	4,266,222
Daan Gene, Cl A	186,447	588,158
Dong-E-E-Jiao, Cl A	3,600	27,598
Dong-E-E-Jiao, Cl E	82,240	630,472
Genscript Biotech *	504,000	2,230,289
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	187,340	1,007,545
Guangzhou Kingmed Diagnostics Group, Cl A	60,499	1,059,557
Hangzhou Tigermed Consulting, Cl A	48,850	981,755
Hangzhou Tigermed Consulting, Cl H	54,500	692,059
Hansoh Pharmaceutical Group	518,000	1,262,394
Huadong Medicine, Cl A	233,041	1,473,215
Hualan Biological Engineering, Cl A	242,947	1,113,291
Humanwell Healthcare Group, Cl A	218,400	773,444
Hutchmed China ADR *	37,768	1,324,901
Hygeia Healthcare Holdings	147,600	923,884
I-Mab ADR *	16,805	796,389
Imeik Technology Development, Cl A	28,300	2,385,877
Innovent Biologics *	513,000	3,174,871
Intco Medical Technology, Cl A	72,644	660,743
Jafron Biomedical, Cl A	106,390	891,735
Jiangsu Hengrui Medicine, Cl A	845,728	6,744,226
Jiangsu Yuyue Medical Equipment & Supply, Cl A	133,610	794,216

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Jinxin Fertility Group * (A)	526,000	$587,645
Joincare Pharmaceutical Group Industry, Cl A	262,045	529,113
Joinn Laboratories China, Cl A	42,160	765,292
Jointown Pharmaceutical Group, Cl A	249,306	577,096
Legend Biotech ADR *	19,991	931,781
Lepu Medical Technology Beijing, Cl A	238,300	848,040
Livzon Pharmaceutical Group, Cl A	82,959	524,572
Meinian Onehealth Healthcare Holdings, Cl A *	513,983	634,492
Microport Scientific	278,400	1,014,143
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	162,572	1,073,749
Ovctek China, Cl A	112,993	1,019,399
PharmaBlock Sciences Nanjing, Cl A	26,400	590,228
Ping An Healthcare and Technology * (A)	196,400	714,177
Shandong Buchang Pharmaceuticals, Cl A	150,683	499,745
Shandong Weigao Group Medical Polymer, Cl H	1,084,800	1,353,861
Shanghai Fosun Pharmaceutical Group, Cl A	266,229	2,048,930
Shanghai Fosun Pharmaceutical Group, Cl H	218,000	960,494
Shanghai Junshi Biosciences, Cl A *	92,251	971,682
Shanghai Medicilon, Cl A	8,342	637,012
Shanghai Pharmaceuticals Holding, Cl A	255,294	797,712
Shanghai Pharmaceuticals Holding, Cl H	346,700	657,264
Shanghai RAAS Blood Products, Cl A	898,834	963,988
Shenzhen Kangtai Biological Products, Cl A	93,798	1,453,496
Shenzhen Mindray Bio-Medical Electronics, Cl A	160,099	9,587,234
Shenzhen New Industries Biomedical Engineering, Cl A	87,800	608,202
Shenzhen Salubris Pharmaceuticals, Cl A *	146,965	631,397
Shijiazhuang Yiling Pharmaceutical, Cl A	221,350	682,250
Sichuan Kelun Pharmaceutical, Cl A	189,815	565,053
Sinopharm Group, Cl H	592,400	1,288,702
Tasly Pharmaceutical Group, Cl A	122,192	304,565
Tonghua Dongbao Pharmaceutical, Cl A	303,391	522,903
Topchoice Medical, Cl A *	42,941	1,343,795
Venus MedTech Hangzhou, Cl H * (A)	92,500	351,192
Walvax Biotechnology, Cl A	208,100	1,839,146
Winning Health Technology Group, Cl A	271,800	716,360
WuXi AppTec, Cl A	336,820	6,280,831
WuXi AppTec, Cl H	152,684	2,643,862
Wuxi Biologics Cayman *	1,022,135	12,133,781
Xiamen Kingdomway Group, Cl A	81,955	403,779
Xian International Medical Investment, Cl A *	302,500	524,697
Yunnan Baiyao Group, Cl A	169,445	2,788,533
Zai Lab ADR *	33,334	2,095,042
Zhangzhou Pientzehuang Pharmaceutical, Cl A	82,234	5,653,138
Zhejiang Huahai Pharmaceutical, Cl A	196,272	668,536
Zhejiang Jiuzhou Pharmaceutical, Cl A	109,800	971,426
Zhejiang NHU, Cl A	345,108	1,688,894

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	70,136	$631,980
TOTAL CHINA		142,671,305

HONG KONG — 4.1%
Health Care — 4.1%
Pharmaron Beijing, Cl A	88,500	1,966,079
Pharmaron Beijing, Cl H	58,400	901,135
Sino Biopharmaceutical	4,513,750	3,161,125
TOTAL HONG KONG		6,028,339
TOTAL COMMON STOCK
(Cost $172,449,438)		148,699,644

SHORT-TERM INVESTMENT(B)(C) — 1.3%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	1,879,777	1,879,777
TOTAL SHORT-TERM INVESTMENT
(Cost $1,879,777)		1,879,777

TOTAL INVESTMENTS — 101.2%
(Cost $174,329,215)		150,579,421
OTHER ASSETS LESS LIABILITIES – (1.2)%		(1,714,176)
NET ASSETS - 100%		$148,865,245

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $1,784,820.
(B)	The rate shown is the 7-day effective yield as of December 31, 2021.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2021 was $1,879,777.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-010-0800

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Asia Pacific High Income Bond ETF†

	Face Amount	Value
CORPORATE OBLIGATIONS — 90.5%
CHINA — 38.5%
Consumer Discretionary — 3.2%
CAR
8.875%, 05/10/2022	$600,000	$600,000
eHi Car Services
7.750%, 11/14/2024	250,000	242,768
Fortune Star BVI
6.750%, 07/02/2023	200,000	203,920
		1,046,688
Financials — 7.7%
CIFI Holdings Group
6.450%, 11/07/2024	400,000	393,000
Huarong Finance 2017, MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.983%‡	800,000	795,000
Huarong Finance 2019, MTN
2.500%, 02/24/2023	200,000	198,436
Industrial & Commercial Bank of China
3.200%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.368%‡	600,000	612,368
Wealth Driven
5.500%, 08/17/2023	500,000	497,750
		2,496,554
Materials — 2.1%
China Hongqiao Group
7.375%, 05/02/2023	400,000	404,026
6.250%, 06/08/2024	300,000	295,930
		699,956
Real Estate — 25.5%
Central China Real Estate
6.875%, 08/08/2022	200,000	149,000
Champion Sincerity Holdings
8.125%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr + 10.578%‡	400,000	400,080
China SCE Group Holdings
5.875%, 03/10/2022	200,000	190,760
CIFI Holdings Group
5.500%, 01/23/2022	200,000	199,750
Country Garden Holdings
5.125%, 01/17/2025	500,000	474,538
Gemdale Ever Prosperity Investment, MTN
5.600%, 06/14/2022	200,000	200,480
4.950%, 08/12/2024	400,000	397,395
Greentown China Holdings
5.650%, 07/13/2025	400,000	393,010

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Asia Pacific High Income Bond ETF†

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Real Estate — continued
KWG Group Holdings
6.000%, 01/11/2022	$400,000	$394,000
6.000%, 09/15/2022	300,000	240,750
Logan Group
7.500%, 08/25/2022	400,000	397,400
6.900%, 06/09/2024	200,000	195,000
6.500%, 07/16/2023	200,000	193,500
Powerlong Real Estate Holdings
7.125%, 11/08/2022	400,000	368,203
6.950%, 07/23/2023	200,000	179,519
RKPF Overseas 2019 A
7.875%, 02/01/2023	400,000	397,320
6.700%, 09/30/2024	432,000	417,364
6.000%, 09/04/2025	200,000	192,454
RKPF Overseas 2020 A
5.125%, 07/26/2026	200,000	185,533
Seazen Group
6.450%, 06/11/2022	400,000	375,001
Shui On Development Holding
6.150%, 08/24/2024	200,000	196,500
5.750%, 11/12/2023	200,000	196,202
Sunac China Holdings
8.350%, 04/19/2023	500,000	328,750
7.250%, 06/14/2022	500,000	376,250
Wanda Properties Overseas
7.250%, 04/28/2022	400,000	395,640
6.950%, 12/05/2022	400,000	387,004
Yango Justice International
10.250%, 09/15/2022	400,000	100,000
Yanlord Land HK
6.750%, 04/23/2023	200,000	202,454
5.125%, 05/20/2026	200,000	192,935
		8,316,792
TOTAL CHINA		12,559,990

HONG KONG — 13.4%
Consumer Discretionary — 0.9%
Melco Resorts Finance
4.875%, 06/06/2025(A)	300,000	295,500

Financials — 5.0%
Bank of East Asia
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.257%‡	250,000	260,300
5.825%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.527%‡	500,000	524,500

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Asia Pacific High Income Bond ETF†

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
CMB Wing Lung Bank, MTN
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.948%‡	$250,000	$269,421
Nanyang Commercial Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.205%‡	550,000	556,820
		1,611,041
Industrials — 2.5%
Cathay Pacific Financing HK, MTN
4.875%, 08/17/2026	200,000	197,699
Celestial Miles
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.205%‡	600,000	617,423
		815,122
Real Estate — 5.0%
Hongkong Land Finance Cayman Islands, MTN
4.500%, 06/01/2022	400,000	405,285
NWD Finance BVI
5.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.889%‡	600,000	625,019
Sun Hung Kai Properties Capital Market, MTN
3.625%, 01/16/2023	200,000	204,766
Swire Properties Financing, MTN
4.375%, 06/18/2022	400,000	405,308
		1,640,378
TOTAL HONG KONG		4,362,041

INDIA — 15.3%
Consumer Discretionary — 0.6%
TML Holdings Pte
4.350%, 06/09/2026	200,000	201,558

Energy — 7.1%
Adani Green Energy
4.375%, 09/08/2024	200,000	202,640
Azure Power Energy
3.575%, 08/19/2026	200,000	201,600
Continuum Energy Levanter Pte
4.500%, 02/09/2027	397,000	405,932
Greenko Power II, MTN
4.300%, 12/13/2028	460,000	466,900
Greenko Solar Mauritius
5.550%, 01/29/2025	200,000	203,902
HPCL-Mittal Energy
5.250%, 04/28/2027	400,000	416,070

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Asia Pacific High Income Bond ETF†

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — continued
ReNew Power Pvt
5.875%, 03/05/2027	$200,000	$207,656
ReNew Wind Energy AP2
4.500%, 07/14/2028	200,000	200,730
		2,305,430
Industrials — 6.2%
ABJA Investment Pte
5.450%, 01/24/2028	200,000	218,511
Delhi International Airport
6.450%, 06/04/2029	200,000	197,972
India Airport Infrastructure
6.250%, 10/25/2025	500,000	489,000
JSW Steel
5.050%, 04/05/2032	400,000	394,194
Magnum Holdings
5.375%, 10/31/2026	500,000	516,875
Periama Holdings
5.950%, 04/19/2026	200,000	212,672
		2,029,224
Materials — 1.4%
Vedanta Resources
6.375%, 07/30/2022	250,000	247,145
Vedanta Resources Finance II
8.000%, 04/23/2023	200,000	195,000
		442,145
TOTAL INDIA		4,978,357

INDONESIA — 2.5%
Energy — 1.2%
Medco Bell Pte
6.375%, 01/30/2027	400,000	398,900

Financials — 1.3%
Bank Negara Indonesia Persero, MTN
3.750%, 03/30/2026	400,000	404,111
TOTAL INDONESIA		803,011

JAPAN — 2.4%
Communication Services — 2.4%
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.226%‡	800,000	793,000

MACAU — 1.2%
Consumer Discretionary — 1.2%
MGM China Holdings
4.750%, 02/01/2027	400,000	396,208

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Asia Pacific High Income Bond ETF†

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
PHILIPPINES — 6.4%
Communication Services — 1.3%
Globe Telecom
4.200%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.527%‡	$400,000	$410,488

Energy — 3.2%
AC Energy Finance International, MTN
5.100%‡	200,000	205,505
Petron
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.769%‡	445,000	443,905
SMC Global Power Holdings
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.608%‡	400,000	407,020
		1,056,430
Financials — 1.9%
Rizal Commercial Banking
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.236%‡	600,000	612,025
TOTAL PHILIPPINES		2,078,943

SINGAPORE — 3.8%
Financials — 1.9%
GLP Pte
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.735%‡	650,000	628,062

Real Estate — 1.9%
CapitaLand Treasury, MTN
4.076%, 09/20/2022	600,000	611,058
TOTAL SINGAPORE		1,239,120

THAILAND — 6.2%
Financials — 6.2%
Kasikornbank, MTN
5.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.940%‡	400,000	419,000
Krung Thai Bank
4.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.530%‡	800,000	801,064
TMBThanachart Bank, MTN
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.256%‡	800,000	806,713
		2,026,777
TOTAL THAILAND		2,026,777

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Asia Pacific High Income Bond ETF†

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
VIETNAM — 0.8%
Energy — 0.8%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	$250,000	$242,187
TOTAL CORPORATE OBLIGATIONS
(Cost $29,986,869)		29,479,634

TOTAL INVESTMENTS — 90.5%
(Cost $29,986,869)		29,479,634
OTHER ASSETS LESS LIABILITIES – 9.5%		3,107,720
NET ASSETS - 100%		$32,587,354

‡	Perpetual security with no stated maturity date.
†	Effective November 28, 2021, the name of the Fund changed from KraneShares Asia Pacific High Yield Bond ETF to KraneShares Asia Pacific High Income Bond ETF.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of December 31, 2021 was $295,500 and represented 0.9% of the Net Assets of the Fund.

BVI — British Virgin Islands

ICE — Intercontinental Exchange

MTN — Medium Term Note

USD — United States Dollar

VAR — Variable Rate

As of December 31, 2021, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-012-0800

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 100.7%‡
BRAZIL — 7.2%
Health Care — 7.2%
Diagnosticos da America *	2,900	$17,567
Fleury	1,700	5,491
Hapvida Participacoes e Investimentos	20,600	38,389
Hospital Mater Dei *	1,700	4,120
Notre Dame Intermedica Participacoes	3,300	35,755
Odontoprev	2,800	6,334
Oncoclinicas do Brasil Servicos Medicos *	2,900	5,857
Rede D’Or Sao Luiz	10,800	86,923
TOTAL BRAZIL		200,436

CHINA — 42.4%
Consumer Discretionary — 1.6%
JD Health International *	5,650	44,533

Consumer Staples — 0.8%
By-health, Cl A	2,800	11,871
Fu Jian Anjoy Foods, Cl A	400	10,743
		22,614
Health Care — 40.0%
3SBio *	4,500	3,752
Aier Eye Hospital Group, Cl A	8,859	58,902
AK Medical Holdings	2,000	1,693
Akeso *	1,000	4,361
Alphamab Oncology *	2,000	3,489
Apeloa Pharmaceutical, Cl A	1,900	10,484
Autobio Diagnostics, Cl A	900	7,793
BeiGene *	2,100	43,367
Beijing Tiantan Biological Products, Cl A	2,220	10,110
Beijing Wantai Biological Pharmacy Enterprise, Cl A	900	31,349
Betta Pharmaceuticals, Cl A	700	8,788
BGI Genomics, Cl A *	700	9,665
Burning Rock Biotech ADR *	140	1,334
CanSino Biologics, Cl H *	200	4,623
Changchun High & New Technology Industry Group, Cl A	700	29,876
China Evergrande New Energy Vehicle Group *	16,000	7,224
China Medical System Holdings	4,000	6,680
Chongqing Zhifei Biological Products, Cl A	2,613	51,199
CStone Pharmaceuticals *	2,000	2,121
Everest Medicines *	500	2,232
Gan & Lee Pharmaceuticals, Cl A	900	9,955
Genetron Holdings ADR *	150	915
Genscript Biotech *	4,000	17,701
Guangzhou Kingmed Diagnostics Group, Cl A	700	12,260
Hangzhou Tigermed Consulting, Cl H	200	2,540
Hansoh Pharmaceutical Group	10,000	24,371
Huadong Medicine, Cl A	2,940	18,586

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hualan Biological Engineering, Cl A	3,090	$14,160
Humanwell Healthcare Group, Cl A	2,900	10,270
Hygeia Healthcare Holdings	1,000	6,259
I-Mab ADR *	121	5,734
Immunotech Biopharm *	1,000	2,160
InnoCare Pharma *	2,000	3,925
Innovent Biologics *	2,500	15,472
Jiangsu Hengrui Medicine, Cl A	11,059	88,189
Jiangsu Yuyue Medical Equipment & Supply, Cl A	1,600	9,511
Jinxin Fertility Group *	4,000	4,469
Kangji Medical Holdings	2,000	2,037
Kintor Pharmaceutical *	500	789
Legend Biotech ADR *	232	10,813
Lepu Medical Technology Beijing, Cl A	3,022	10,755
Lifetech Scientific *	6,000	2,817
Livzon Pharmaceutical Group, Cl H	500	1,828
Luye Pharma Group *	6,000	2,740
Microport Cardioflow Medtech *	4,000	1,986
Microport Scientific	3,000	10,928
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	2,002	13,223
Ocumension Therapeutics *	1,000	2,245
Ovctek China, Cl A	1,300	11,728
Peijia Medical *	1,000	1,706
Remegen, Cl H *	500	4,996
Shandong Weigao Group Medical Polymer, Cl H	8,000	9,984
Shanghai Fosun Pharmaceutical Group, Cl H	1,000	4,406
Shanghai Junshi Biosciences, Cl H *	400	2,976
Shanghai Pharmaceuticals Holding, Cl H	1,600	3,033
Shanghai RAAS Blood Products, Cl A	11,800	12,655
Shenzhen Kangtai Biological Products, Cl A	1,100	17,046
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,000	119,766
Shenzhen New Industries Biomedical Engineering, Cl A	1,300	9,005
Shenzhen Salubris Pharmaceuticals, Cl A *	1,900	8,163
Sihuan Pharmaceutical Holdings Group	15,000	2,847
Simcere Pharmaceutical Group	4,000	4,612
Sinopharm Group, Cl H	2,000	4,351
Topchoice Medical, Cl A *	500	15,647
Venus MedTech Hangzhou, Cl H *	500	1,898
Viva Biotech Holdings	3,000	1,812
Walvax Biotechnology, Cl A	2,500	22,094
Winner Medical, Cl A	700	9,076
WuXi AppTec, Cl H	658	11,394
Wuxi Biologics Cayman *	6,781	80,497
Yunnan Baiyao Group, Cl A	2,100	34,559
Zai Lab *	150	9,735
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,000	68,745

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhejiang Huahai Pharmaceutical, Cl A	2,600	$8,856
Zhejiang Jiuzhou Pharmaceutical, Cl A	1,300	11,501
Zhejiang NHU, Cl A	4,520	22,120
		1,120,888
TOTAL CHINA		1,188,035

HONG KONG — 0.3%
Health Care — 0.3%
Angelalign Technology *	200	6,398
CARsgen Therapeutics Holdings *	500	1,764
New Horizon Health *	500	1,417
TOTAL HONG KONG		9,579

HUNGARY — 1.0%
Health Care — 1.0%
Richter Gedeon Nyrt	996	26,813
TOTAL HUNGARY		26,813

INDIA — 16.5%
Health Care — 16.5%
Apollo Hospitals Enterprise	657	44,310
Aurobindo Pharma	3,056	30,190
Cipla	4,086	51,894
Divi’s Laboratories	1,373	86,408
Dr Reddy’s Laboratories	853	56,308
Laurus Labs	2,734	19,820
Lupin	2,349	30,043
Sun Pharmaceutical Industries	12,460	141,755
TOTAL INDIA		460,728

INDONESIA — 1.8%
Health Care — 1.8%
Kalbe Farma	239,800	27,172
Medikaloka Hermina	77,400	5,811
Metro Healthcare Indonesia *	182,900	6,609
Mitra Keluarga Karyasehat	70,400	11,163
TOTAL INDONESIA		50,755

LUXEMBOURG — 0.2%
Health Care — 0.2%
Procaps Group * (A)	575	5,606
TOTAL LUXEMBOURG		5,606

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA — 4.7%
Health Care — 4.7%
Hartalega Holdings	16,800	$23,107
IHH Healthcare	44,300	78,051
Supermax	14,239	5,025
Top Glove	39,900	24,806
TOTAL MALAYSIA		130,989

SOUTH AFRICA — 1.8%
Health Care — 1.8%
Aspen Pharmacare Holdings	2,325	32,696
Life Healthcare Group Holdings	7,510	11,307
Netcare	7,336	7,299
TOTAL SOUTH AFRICA		51,302

SOUTH KOREA — 21.5%
Health Care — 21.5%
Alteogen *	232	14,774
Celltrion	682	113,658
Celltrion Healthcare	761	51,336
Celltrion Pharm *	167	17,462
Chong Kun Dang Pharmaceutical	62	5,785
Classys	328	5,187
Daewoong	282	7,366
Daewoong Pharmaceutical	59	7,346
GC Cell	55	4,705
Genexine *	122	5,983
Green Cross	64	11,737
Green Cross Holdings	244	5,573
Hanmi Pharm	65	15,157
Hanmi Science	357	16,277
Hugel *	60	7,748
MedPacto *	106	5,225
Mezzion Pharma *	47	8,584
Osstem Implant	79	9,483
Samsung Biologics *	185	140,530
Seegene	243	12,469
Shin Poong Pharmaceutical	269	7,230
SillaJen * (B)(C)(D)	261	1,328
SK Biopharmaceuticals *	371	30,335
SK Bioscience *	354	67,003
ST Pharm *	96	11,241
Yuhan	380	19,856
TOTAL SOUTH KOREA		603,378

THAILAND — 3.3%
Health Care — 3.3%
Bangkok Dusit Medical Services, Cl F	78,200	53,842

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bangkok Chain Hospital	14,200	$8,544
Bumrungrad Hospital	4,200	17,728
Chularat Hospital, Cl F	56,500	6,191
Mega Lifesciences	3,900	5,896
TOTAL THAILAND		92,201
TOTAL COMMON STOCK
(Cost $3,264,144)		2,819,822

SHORT-TERM INVESTMENT(E)(F) — 0.2%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	5,041	5,041
TOTAL SHORT-TERM INVESTMENT
(Cost $5,041)		5,041

TOTAL INVESTMENTS — 100.9%
(Cost $3,269,185)		2,824,863
OTHER ASSETS LESS LIABILITIES – (0.9)%		(25,199)
NET ASSETS - 100%		$2,799,664

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $4,849.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2021 was $1,328 and represents 0.0% of Net Assets.
(D)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2021 was $1,328 and represents 0.0% of Net Assets

(E)	The rate shown is the 7-day effective yield as of December 31, 2021.
(F)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2021 was $5,041.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Emerging Markets Healthcare Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$200,436	$—	$—	$200,436
China	1,188,035	—	—	1,188,035
Hong Kong	9,579	—	—	9,579
Hungary	26,813	—	—	26,813
India	460,728	—	—	460,728
Indonesia	50,755	—	—	50,755
Luxembourg	5,606	—	—	5,606
Malaysia	130,989	—	—	130,989
South Africa	51,302	—	—	51,302
South Korea
Health Care	602,050	—	1,328	603,378
Thailand	92,201	—	—	92,201
Total Common Stock	2,818,494	—	1,328	2,819,822
Short-Term Investment	5,041	—	—	5,041
Total Investments in Securities	$2,823,535	$—	$1,328	$2,824,863

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-018-0500

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 100.8%‡
BRAZIL — 4.3%
Communication Services — 0.1%
Telefonica Brasil	3,600	$31,146

Consumer Discretionary — 0.4%
Americanas *	6,720	38,100
Lojas Renner	5,925	25,998
Magazine Luiza *	28,800	37,331
		101,429
Consumer Staples — 0.6%
Ambev	34,200	94,679
BRF *	2,700	10,916
JBS	5,400	36,792
Raia Drogasil	9,000	39,264
		181,651
Energy — 0.6%
Petroleo Brasileiro	27,900	153,776
Ultrapar Participacoes	5,400	14,096
		167,872
Financials — 0.6%
B3 - Brasil Bolsa Balcao	37,800	75,600
Banco Bradesco	8,898	25,863
Banco do Brasil	6,300	32,631
Banco Santander Brasil	2,700	14,533
BB Seguridade Participacoes	4,500	16,764
		165,391
Industrials — 0.5%
CCR	7,200	14,982
Localiza Rent a Car	3,620	34,445
Rumo *	7,200	22,957
WEG	10,800	63,947
		136,331
Materials — 1.4%
Klabin	4,500	20,731
Suzano	3,600	38,850
Vale	23,500	328,916
		388,497
Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo *	1,800	12,984
Equatorial Energia	4,500	18,267
		31,251
TOTAL BRAZIL		1,203,568

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 0.5%
Consumer Discretionary — 0.1%
Falabella	4,625	$15,086

Energy — 0.1%
Empresas COPEC	2,412	18,645

Financials — 0.2%
Banco de Chile	412,113	32,195
Banco de Credito e Inversiones	329	9,623
Banco Santander Chile	411,127	16,527
		58,345
Materials — 0.0%
Empresas CMPC	7,810	13,090

Utilities — 0.1%
Enel Americas	176,453	19,261
Enel Chile	174,075	6,088
		25,349
TOTAL CHILE		130,515

COLOMBIA — 0.1%
Energy — 0.1%
Ecopetrol	30,031	19,849

Financials — 0.0%
Bancolombia	1,387	11,825
TOTAL COLOMBIA		31,674

CZECH REPUBLIC — 0.2%
Financials — 0.1%
Komercni Banka	449	19,212

Utilities — 0.1%
CEZ	959	36,294
TOTAL CZECH REPUBLIC		55,506

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE GDR *	10,870	36,665
TOTAL EGYPT		36,665

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	1,494	27,617
TOTAL GREECE		27,617

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
HUNGARY — 0.3%
Energy — 0.1%
MOL Hungarian Oil & Gas	2,232	$17,355

Financials — 0.2%
OTP Bank Nyrt *	1,368	70,067
TOTAL HUNGARY		87,422

INDIA — 17.2%
Communication Services — 0.5%
Bharti Airtel *	13,866	127,551

Consumer Discretionary — 1.1%
Bajaj Auto	504	22,030
Eicher Motors	810	28,243
Mahindra & Mahindra	4,527	50,982
Maruti Suzuki India	765	76,427
Tata Motors *	11,257	73,052
Titan	1,926	65,354
		316,088
Consumer Staples — 1.3%
Dabur India	3,249	25,352
Godrej Consumer Products *	2,232	29,076
Hindustan Unilever	5,624	178,562
ITC	27,019	79,255
Nestle India	144	38,173
		350,418
Energy — 2.6%
Bharat Petroleum	4,698	24,360
Indian Oil	13,513	20,269
Oil & Natural Gas	8,648	16,566
Reliance Industries	20,784	662,127
		723,322
Financials — 4.2%
Axis Bank *	17,113	156,211
Bajaj Finance	1,569	147,269
Bajaj Finserv	234	51,645
Housing Development Finance	12,327	428,908
ICICI Bank	28,857	287,325
Piramal Enterprises	495	17,606
State Bank of India	13,506	83,659
		1,172,623
Health Care — 0.5%
Aurobindo Pharma	1,620	16,004
Dr Reddy’s Laboratories	702	46,340

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sun Pharmaceutical Industries	6,749	$76,782
		139,126
Industrials — 0.3%
Larsen & Toubro	3,600	91,816

Information Technology — 5.0%
HCL Technologies	8,107	143,861
Infosys ADR	28,456	720,221
Tata Consultancy Services	6,749	339,408
Tech Mahindra	2,862	68,938
Wipro	11,256	108,319
		1,380,747
Materials — 1.3%
Asian Paints	1,908	86,831
Grasim Industries	2,034	44,389
Hindalco Industries	7,343	46,976
JSW Steel	5,328	47,015
UltraTech Cement	720	73,525
UPL	3,357	33,739
Vedanta	8,180	37,546
		370,021
Utilities — 0.4%
GAIL India	12,614	21,924
NTPC	16,222	27,147
Power Grid Corp of India	19,218	52,844
		101,915
TOTAL INDIA		4,773,627

INDONESIA — 2.5%
Communication Services — 0.4%
Telkom Indonesia Persero	413,900	117,324

Consumer Discretionary — 0.3%
Astra International	179,900	71,947

Consumer Staples — 0.1%
Charoen Pokphand Indonesia	56,700	23,670
Unilever Indonesia	58,500	16,870
		40,540
Energy — 0.1%
United Tractors	13,500	20,981

Financials — 1.6%
Bank Central Asia	391,500	200,523
Bank Mandiri Persero	162,000	79,849
Bank Negara Indonesia Persero	60,300	28,558

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	449,900	$129,738
		438,668
TOTAL INDONESIA		689,460

MALAYSIA — 2.2%
Communication Services — 0.2%
DiGi.Com	27,000	28,257
Maxis	27,000	31,433
		59,690
Consumer Discretionary — 0.1%
Genting *	18,000	20,178

Consumer Staples — 0.1%
Sime Darby Plantation	20,700	18,683

Financials — 1.2%
CIMB Group Holdings	72,000	94,191
Hong Leong Bank	4,500	20,113
Malayan Banking	50,416	100,445
Public Bank	117,000	116,831
		331,580
Health Care — 0.1%
IHH Healthcare	18,000	31,714

Materials — 0.2%
Petronas Chemicals Group	27,000	57,811

Utilities — 0.3%
Petronas Gas	4,500	19,443
Tenaga Nasional	33,300	74,657
		94,100
TOTAL MALAYSIA		613,756

MEXICO — 3.7%
Communication Services — 1.1%
America Movil	252,800	267,932
Grupo Televisa	18,000	33,907
		301,839
Consumer Staples — 1.0%
Fomento Economico Mexicano	15,300	119,110
Grupo Bimbo, Ser A	9,900	30,462
Wal-Mart de Mexico	38,600	143,517
		293,089
Financials — 0.5%
Grupo Financiero Banorte, Cl O	19,800	128,698

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Financiero Inbursa, Cl O *	13,500	$16,175
		144,873
Industrials — 0.3%
Grupo Aeroportuario del Pacifico, Cl B *	4,000	55,150
Grupo Aeroportuario del Sureste, Cl B *	1,305	26,958
		82,108
Materials — 0.7%
Cemex *	112,400	76,837
Grupo Mexico, Ser B	26,100	113,876
		190,713
Real Estate — 0.1%
Fibra Uno Administracion †	25,200	26,647
TOTAL MEXICO		1,039,269

PERU — 0.7%
Financials — 0.3%
Credicorp	638	77,880

Materials — 0.4%
Cia de Minas Buenaventura SAA ADR *	5,142	37,640
Southern Copper	1,513	93,367
		131,007
TOTAL PERU		208,887

PHILIPPINES — 1.2%
Financials — 0.2%
BDO Unibank	18,890	44,713

Industrials — 0.5%
Ayala	2,700	44,000
JG Summit	33,105	34,408
SM Investments	2,700	49,931
		128,339
Real Estate — 0.5%
Ayala Land	92,400	66,502
SM Prime	126,000	83,765
		150,267
TOTAL PHILIPPINES		323,319

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 1.2%
Communication Services — 0.1%
CD Projekt	540	$25,845

Consumer Discretionary — 0.1%
LPP	9	38,408

Energy — 0.2%
Polski Koncern Naftowy Orlen	2,520	46,481

Financials — 0.7%
Bank Polska Kasa Opieki	1,485	44,951
Powszechna Kasa Oszczednosci Bank Polski *	7,424	82,761
Powszechny Zaklad Ubezpieczen	5,399	47,354
Santander Bank Polska	288	24,902
		199,968
Materials — 0.1%
KGHM Polska Miedz	1,035	35,798
TOTAL POLAND		346,500

QATAR — 1.3%
Financials — 1.0%
Masraf Al Rayan	33,786	43,056
Qatar Islamic Bank	9,907	49,875
Qatar National Bank	35,126	194,780
		287,711
Industrials — 0.3%
Industries Qatar	15,755	67,027
TOTAL QATAR		354,738

RUSSIA — 5.6%
Communication Services — 0.1%
Mobile TeleSystems PJSC ADR	3,133	24,907

Consumer Discretionary — 0.1%
X5 Retail Group GDR	747	19,535

Consumer Staples — 0.1%
Magnit PJSC GDR	2,178	32,670

Energy — 3.2%
Gazprom PJSC	74,680	341,787
LUKOIL PJSC	3,105	271,975
Novatek PJSC GDR	560	128,416
Rosneft Oil PJSC	8,550	68,383
Tatneft PJSC	13,767	91,864
		902,425

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.2%
Sberbank of Russia PJSC	82,690	$323,699

Materials — 0.9%
Alrosa PJSC	15,750	25,786
MMC Norilsk Nickel PJSC	558	169,826
Novolipetsk Steel PJSC	7,380	21,414
Severstal PAO	1,260	26,965
		243,991
TOTAL RUSSIA		1,547,227

SOUTH AFRICA — 6.2%
Communication Services — 0.7%
MTN Group *	12,616	134,942
MultiChoice Group	2,556	19,543
Vodacom Group	3,825	32,264
		186,749
Consumer Discretionary — 2.0%
Absa Group	5,400	51,615
Mr Price Group	1,458	18,225
Naspers, Cl N	3,103	480,615
Woolworths Holdings	5,920	19,236
		569,691
Consumer Staples — 0.6%
Bid	2,520	51,542
Clicks Group	1,512	29,892
Shoprite Holdings	4,814	63,004
Tiger Brands	981	11,126
		155,564
Energy — 0.1%
Exxaro Resources	1,566	15,000

Financials — 1.8%
Capitec Bank	782	99,945
Discovery *	5,373	48,333
FirstRand	33,671	128,271
Nedbank Group	3,406	37,355
Old Mutual	29,712	24,388
Remgro	3,195	26,255
Sanlam	10,951	40,730
Standard Bank Group	9,908	86,918
		492,195
Industrials — 0.3%
Bidvest Group	2,016	23,931
Sasol *	4,185	67,914
		91,845

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.6%
Anglo American Platinum	533	$60,673
AngloGold Ashanti	2,970	61,168
Gold Fields	4,869	53,125
		174,966
Real Estate — 0.1%
Growthpoint Properties †	18,013	17,347
NEPI Rockcastle	2,421	16,079
		33,426
TOTAL SOUTH AFRICA		1,719,436

SOUTH KOREA — 21.3%
Communication Services — 2.3%
Kakao	1,927	182,366
NAVER	1,125	358,202
NCSoft	135	73,022
SK Telecom	355	17,282
		630,872
Consumer Discretionary — 2.1%
Coway	324	20,278
Hyundai Mobis	513	109,828
Hyundai Motor	1,125	197,792
Kangwon Land *	729	14,749
Kia	2,250	155,584
LG Electronics	855	99,255
		597,486
Consumer Staples — 0.8%
Amorepacific	319	44,814
E-MART	117	14,862
KT&G	1,265	84,067
LG Household & Health Care	72	66,443
		210,186
Energy — 0.4%
SK Innovation *	477	95,701
S-Oil	279	20,114
		115,815
Financials — 1.8%
DB Insurance	306	13,900
Hana Financial Group	2,699	95,473
Industrial Bank of Korea	1,566	13,569
KB Financial Group	3,221	149,026
Samsung Fire & Marine Insurance	412	70,010
Samsung Life Insurance	423	22,809
Shinhan Financial Group	3,446	106,677

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Woori Financial Group	2,942	$31,431
		502,895
Health Care — 1.0%
Celltrion	679	113,148
Celltrion Healthcare	817	55,121
Samsung Biologics *	132	100,270
		268,539
Industrials — 1.0%
Hyundai Engineering & Construction	486	18,172
Hyundai Heavy Industries Holdings	270	12,197
Korea Shipbuilding & Offshore Engineering *	234	18,622
LG	983	66,898
Samsung C&T	874	87,492
Samsung Heavy Industries *	2,690	12,830
SK Holdings	354	74,746
		290,957
Information Technology — 10.2%
LG Display *	1,332	27,564
Samsung Electro-Mechanics	606	100,681
Samsung Electronics	30,153	1,986,103
Samsung SDI	405	223,155
Samsung SDS	207	27,252
SK Hynix	4,220	465,043
SK Square *	229	12,801
		2,842,599
Materials — 1.4%
Hyundai Steel	486	16,762
Korea Zinc	45	19,344
LG Chemical	360	186,246
Lotte Chemical	108	19,715
POSCO	612	141,320
		383,387
Utilities — 0.3%
Korea Electric Power	3,819	70,999
TOTAL SOUTH KOREA		5,913,735

TAIWAN — 28.4%
Communication Services — 1.1%
Chunghwa Telecom	36,000	151,588
Far EasTone Telecommunications	24,000	56,038
Taiwan Mobile	24,000	86,746
		294,372
Consumer Staples — 0.6%
President Chain Store	9,000	88,969

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Uni-President Enterprises	36,000	$89,261
		178,230
Energy — 0.1%
Formosa Petrochemical	9,000	31,196

Financials — 5.9%
Cathay Financial Holding	54,000	121,986
Chailease Holding	12,575	119,760
Chang Hwa Commercial Bank	136,445	83,839
China Development Financial Holding	164,000	103,734
CTBC Financial Holding	108,000	101,298
E.Sun Financial Holding	106,539	108,014
First Financial Holding	110,255	97,634
Fubon Financial Holding	59,800	164,916
Hua Nan Financial Holdings	94,720	72,580
Mega Financial Holding	73,000	93,799
Shanghai Commercial & Savings Bank	57,000	97,345
Shin Kong Financial Holding	277,000	110,632
SinoPac Financial Holdings	63,000	36,775
Taishin Financial Holding	184,411	126,309
Taiwan Cooperative Financial Holding	97,052	89,275
Yuanta Financial Holding	107,280	98,102
		1,625,998
Industrials — 0.3%
Far Eastern New Century	79,000	83,663

Information Technology — 18.1%
ASE Technology Holding	29,000	111,631
Asustek Computer	9,000	122,312
AU Optronics	92,000	76,148
Catcher Technology	9,000	50,909
Delta Electronics	18,000	178,914
Hon Hai Precision Industry	99,000	372,140
Innolux	54,000	38,255
Lite-On Technology	39,000	89,934
MediaTek	9,000	387,104
Novatek Microelectronics	9,000	175,335
Pegatron	31,000	77,424
Quanta Computer	27,000	92,417
Taiwan Semiconductor Manufacturing	139,000	3,089,782
United Microelectronics	72,000	169,155
		5,031,460
Materials — 2.3%
Asia Cement	36,000	57,643
China Steel	123,000	157,156
Formosa Chemicals & Fibre	26,000	75,932
Formosa Plastics	36,000	135,324

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nan Ya Plastics	45,000	$138,902
Taiwan Cement	45,370	78,713
		643,670
TOTAL TAIWAN		7,888,589

THAILAND — 2.0%
Communication Services — 0.2%
Advanced Info Service	9,000	61,967
		61,967
Consumer Staples — 0.3%
CP ALL	45,000	79,479
		79,479
Energy — 0.5%
PTT	94,500	107,499
PTT Exploration & Production	12,600	44,508
		152,007
Financials — 0.2%
Siam Commercial Bank	16,200	61,590
		61,590
Health Care — 0.1%
Bangkok Dusit Medical Services, Cl F	31,500	21,688
		21,688
Industrials — 0.3%
Airports of Thailand *	38,700	70,669
		70,669
Materials — 0.3%
PTT Global Chemical	20,700	36,405
Siam Cement	3,600	41,599
		78,004
Real Estate — 0.1%
Central Pattana	11,700	19,789
		19,789
TOTAL THAILAND		545,193

TURKEY — 0.4%
Consumer Staples — 0.1%
BIM Birlesik Magazalar	6,299	29,077

Energy — 0.1%
Turkiye Petrol Rafinerileri *	1,800	20,928

Financials — 0.2%
Akbank	45,022	24,410

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Turkiye Garanti Bankasi	36,024	$30,572
		54,982
TOTAL TURKEY		104,987

UNITED ARAB EMIRATES — 1.3%
Communication Services — 0.6%
Emirates Telecommunications Group PJSC	18,905	163,158

Financials — 0.6%
Abu Dhabi Commercial Bank PJSC	12,535	29,110
First Abu Dhabi Bank PJSC	27,951	143,368
		172,478
Real Estate — 0.1%
Emaar Properties PJSC	21,180	28,198
TOTAL UNITED ARAB EMIRATES		363,834

UNITED KINGDOM — 0.0%
Energy — 0.0%
Novatek PJSC GDR	70	16,394
TOTAL UNITED KINGDOM		16,394
TOTAL COMMON STOCK
(Cost $27,214,030)		28,021,918

PREFERRED STOCK — 3.6%
BRAZIL— 1.9%
Energy — 0.6%
Petroleo Brasileiro(A)	30,600	156,296
Financials — 1.1%
Banco Bradesco(A)	37,574	129,586
Itau Unibanco Holding * (A)	35,100	132,019
Itausa(A)	34,020	54,542
XP * (A)	—	10
		316,157
Materials — 0.1%
Gerdau(A)	6,300	30,833

Utilities — 0.1%
Cia Energetica de Minas Gerais(A)	6,081	14,312
TOTAL BRAZIL		517,598

CHILE— 0.2%
Materials — 0.2%
Sociedad Quimica y Minera de Chile(A)	1,136	57,985

COLOMBIA— 0.1%
Financials — 0.1%
Bancolombia(A)	2,763	21,724

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares/ Number of Rights	Value
PREFERRED STOCK — continued
RUSSIA— 0.1%
Energy — 0.1%
Surgutneftegas PJSC(A)	42,300	$21,701

SOUTH KOREA— 1.3%
Information Technology — 1.3%
Samsung Electronics(A)	6,298	377,218
TOTAL PREFERRED STOCK
(Cost $1,121,974)		996,226

RIGHTS — 0.0%
SOUTH KOREA — 0.0%
Industrials — 0.0%
Hyundai Engineering & Construction, Expires 10/22/2021 *	9	—
TOTAL SOUTH KOREA		—

THAILAND — 0.0%
Consumer Staples — 0.0%
CP ALL #*	2,667	—
TOTAL THAILAND		—
TOTAL RIGHTS
(Cost $–)		—

TOTAL INVESTMENTS — 104.4%
(Cost $28,336,004)		29,018,144
OTHER ASSETS LESS LIABILITIES – (4.4)%		(1,214,787)
NET ASSETS - 100%		$27,803,357

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
#	Expiration date not available.
†	Real Estate Investment Trust
(A)	Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

Ser — Series

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-014-0600

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 98.9%
Communication Services — 9.1%
Tencent Holdings	14,400	$843,723
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	1,400	5,949
		849,672
Consumer Discretionary — 40.2%
Alibaba Group Holding *	45,236	689,886
BYD, Cl A	1,101	46,422
BYD, Cl H	8,000	273,566
Changzhou Xingyu Automotive Lighting Systems, Cl A	200	6,424
China Education Group Holdings	8,000	12,991
China Tourism Group Duty Free, Cl A	1,200	41,404
Dongfeng Motor Group, Cl H *	28,000	23,273
Fuyao Glass Industry Group, Cl A	1,200	8,896
Fuyao Glass Industry Group, Cl H	6,400	33,082
Geely Automobile Holdings	59,000	161,192
Great Wall Motor, Cl A	1,300	9,923
Great Wall Motor, Cl H	31,000	106,563
Guangzhou Automobile Group, Cl H	30,000	29,591
Hangzhou Robam Appliances, Cl A	600	3,399
HengTen Networks Group *	28,000	10,595
Li Auto ADR *	5,473	175,683
Li Ning	22,500	246,319
Meituan, Cl B *	25,000	722,779
Minth Group	8,000	35,247
NIO ADR *	11,922	377,689
Shenzhen Overseas Chinese Town, Cl A	4,900	5,425
Shenzhou International Group Holdings	8,300	159,585
Suning.com, Cl A *	5,600	3,628
TCL Technology Group, Cl A	8,400	8,150
Tongcheng Travel Holdings *	10,000	18,522
Topsports International Holdings	16,000	16,192
Vipshop Holdings ADR *	4,456	37,430
Wuchan Zhongda Group, Cl A	3,100	2,886
Xiamen Intretech, Cl A	400	2,141
XPeng ADR, Cl A *	3,854	193,972
Yadea Group Holdings	12,000	23,396
Yum China Holdings	4,179	208,281
Zhongsheng Group Holdings	6,000	46,791
		3,741,323
Consumer Staples — 3.6%
Angel Yeast, Cl A	500	4,746
By-health, Cl A	1,100	4,664
China Feihe	36,000	48,300
China Mengniu Dairy	32,000	181,419

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dali Foods Group	20,500	$10,728
Fu Jian Anjoy Foods, Cl A	200	5,371
Inner Mongolia Yili Industrial Group, Cl A	3,800	24,776
Uni-President China Holdings	13,000	12,606
Want Want China Holdings	48,000	44,082
		336,692
Energy — 0.1%
Offshore Oil Engineering, Cl A	2,700	1,958
Yantai Jereh Oilfield Services Group, Cl A	600	3,774
		5,732
Financials — 15.7%
China Construction Bank, Cl A	5,800	5,345
China Construction Bank, Cl H	954,000	660,775
China Merchants Bank, Cl H	39,000	302,894
Huaxia Bank, Cl A	7,700	6,781
Industrial Bank, Cl A	12,400	37,127
Ping An Insurance Group of China, Cl A	5,800	45,978
Ping An Insurance Group of China, Cl H	56,500	406,921
		1,465,821
Health Care — 10.2%
3SBio *	13,000	10,838
Alibaba Health Information Technology *	12,000	10,143
CanSino Biologics, Cl A *	58	2,732
CanSino Biologics, Cl H *	800	18,491
China Medical System Holdings	14,000	23,380
China National Medicines, Cl A	500	2,479
China Resources Sanjiu Medical & Pharmaceutical, Cl A	600	3,231
CSPC Pharmaceutical Group	89,800	97,560
Genscript Biotech *	12,000	53,102
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	900	4,840
Guangzhou Kingmed Diagnostics Group, Cl A	300	5,254
Hansoh Pharmaceutical Group	12,000	29,245
Hutchmed China ADR *	859	30,134
Jafron Biomedical, Cl A	500	4,191
Jinxin Fertility Group *	12,500	13,965
Microport Scientific	6,400	23,314
Ovctek China, Cl A	580	5,233
Pharmaron Beijing, Cl A	400	8,886
Pharmaron Beijing, Cl H	1,300	20,059
Shandong Weigao Group Medical Polymer, Cl H	24,800	30,951
Shanghai Fosun Pharmaceutical Group, Cl A	1,200	9,235
Shanghai Fosun Pharmaceutical Group, Cl H	5,000	22,030
Shanghai Pharmaceuticals Holding, Cl A	1,100	3,437
Shanghai Pharmaceuticals Holding, Cl H	7,800	14,787
Topchoice Medical, Cl A *	200	6,259
WuXi AppTec, Cl A	1,620	30,209

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
WuXi AppTec, Cl H	3,500	$60,606
Wuxi Biologics Cayman *	32,500	385,808
Yunnan Baiyao Group, Cl A	800	13,165
Zhejiang Jiuzhou Pharmaceutical, Cl A	500	4,424
		947,988
Industrials — 6.4%
51job ADR *	305	14,924
Air China, Cl A *	4,000	5,743
Air China, Cl H *	18,000	12,560
Beijing Capital International Airport, Cl H *	20,000	12,237
China Communications Services, Cl H	24,000	11,698
China Conch Venture Holdings	16,500	80,634
China Eastern Airlines, Cl A *	5,500	4,463
China Everbright Environment Group	37,000	29,709
China Lesso Group Holdings	11,000	15,802
China Southern Airlines, Cl A *	6,300	6,747
China Southern Airlines, Cl H *	18,000	10,782
CITIC	59,000	58,271
Contemporary Amperex Technology, Cl A	1,400	129,453
Eve Energy, Cl A	1,100	20,443
Fosun International	25,000	26,968
Gotion High-tech, Cl A *	900	7,253
Jiangsu Zhongtian Technology, Cl A	1,800	4,801
Kuang-Chi Technologies, Cl A *	1,300	4,909
Ming Yang Smart Energy Group, Cl A	1,200	4,925
Shanghai Electric Group, Cl A	7,700	5,885
Shanghai M&G Stationery, Cl A	600	6,087
Shenzhen Inovance Technology, Cl A	1,550	16,721
Shenzhen International Holdings	12,500	12,987
Sinotrans, Cl A	2,700	1,902
Sinotruk Hong Kong	7,000	10,774
Sungrow Power Supply, Cl A	900	20,635
Xinjiang Goldwind Science & Technology, Cl A	2,100	5,439
Xinjiang Goldwind Science & Technology, Cl H	7,800	15,227
Zhejiang Chint Electrics, Cl A *	1,300	11,017
Zhejiang Expressway, Cl H	14,000	12,480
Zhejiang Weixing New Building Materials, Cl A	1,000	3,825
Zoomlion Heavy Industry Science and Technology	13,600	8,565
Zoomlion Heavy Industry Science and Technology, Cl A *	4,300	4,848
		598,714
Information Technology — 3.3%
360 Security Technology, Cl A *	4,300	8,601
AAC Technologies Holdings	7,500	29,629
GoerTek, Cl A	2,100	17,866
Kingdee International Software Group *	26,000	80,038
Lenovo Group	72,000	82,747
Unisplendour, Cl A	1,751	6,292

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinyi Solar Holdings	50,000	$84,784
		309,957
Materials — 1.4%
BBMG, Cl A	5,000	2,233
China Jushi, Cl A	2,386	6,829
China Molybdenum, Cl A	10,600	9,301
China Molybdenum, Cl H	33,000	17,397
Ganfeng Lithium, Cl A	700	15,725
Ganfeng Lithium, Cl H	2,600	40,919
GEM, Cl A	2,900	4,720
Lee & Man Paper Manufacturing	13,000	9,038
Skshu Paint, Cl A	240	5,252
Transfar Zhilian, Cl A	1,900	2,599
Zhejiang Huayou Cobalt, Cl A	700	12,143
		126,156
Real Estate — 5.4%
A-Living Smart City Services, Cl H	5,750	9,809
China Jinmao Holdings Group	58,000	17,929
China Merchants Shekou Industrial Zone Holdings, Cl A	4,800	10,069
China Overseas Land & Investment	38,500	91,160
China Vanke, Cl A	5,800	18,023
China Vanke, Cl H	16,900	39,322
CIFI Ever Sunshine Services Group	8,000	12,396
CIFI Holdings Group	34,000	20,453
Country Garden Services Holdings	18,000	107,820
Greenland Holdings, Cl A	5,160	3,522
Greentown Service Group	16,000	14,776
Guangzhou R&F Properties	17,200	6,398
Hopson Development Holdings	7,330	15,287
Jinke Properties Group, Cl A	3,300	2,325
KWG Group Holdings	13,000	8,504
Logan Group	14,000	10,703
Longfor Group Holdings	18,500	87,086
Poly Developments and Holdings Group, Cl A	7,200	17,697
Shimao Group Holdings	12,500	8,177
		501,456
Utilities — 3.5%
Beijing Enterprises Water Group	46,000	17,878
China Gas Holdings	30,600	63,584
China Resources Gas Group	10,000	56,501
ENN Energy Holdings	7,900	148,752
ENN Natural Gas, Cl A	1,400	4,042
Kunlun Energy	38,000	35,630
		326,387
TOTAL CHINA		9,209,898

Schedule of Investments (Unaudited) December 31, 2021

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 0.9%
Consumer Staples — 0.1%
Vinda International Holdings	4,000	$9,748

Health Care — 0.8%
Sino Biopharmaceutical	104,000	72,835
TOTAL HONG KONG		82,583

SINGAPORE — 0.2%
Industrials — 0.2%
BOC Aviation	2,100	15,380
TOTAL SINGAPORE		15,380
TOTAL COMMON STOCK
(Cost $10,605,074)		9,307,861

TOTAL INVESTMENTS — 100.0%
(Cost $10,605,074)		9,307,861
OTHER ASSETS LESS LIABILITIES – 0.0%		4,405
NET ASSETS - 100%		$9,312,266

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-021-0200

Schedule of Investments (Unaudited) December 31, 2021

KraneShares CICC China 5G & Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 90.3%
Industrials — 2.3%
Sunwoda Electronic, Cl A	116,200	$770,397

Information Technology — 88.0%
Advanced Micro-Fabrication Equipment China, Cl A *	36,873	734,091
Avary Holding Shenzhen, Cl A	118,585	791,244
BOE Technology Group, Cl A	1,959,830	1,556,387
Chaozhou Three-Circle Group, Cl A	98,264	689,187
China Resources Microelectronics, Cl A	75,959	771,649
Foxconn Industrial Internet, Cl A	996,474	1,867,884
GDS Holdings ADR *	13,069	616,334
Gigadevice Semiconductor Beijing, Cl A	32,500	898,739
GoerTek, Cl A	178,522	1,518,787
Hangzhou Silan Microelectronics, Cl A	88,200	751,754
Ingenic Semiconductor, Cl A	26,712	562,884
JCET Group, Cl A	103,621	505,472
Luxshare Precision Industry, Cl A	313,205	2,423,269
Maxscend Microelectronics, Cl A	19,993	1,027,467
Montage Technology, Cl A	63,227	833,906
National Silicon Industry Group, Cl A *	153,881	624,811
NAURA Technology Group, Cl A	32,918	1,796,370
Shenzhen Transsion Holdings, Cl A	47,080	1,161,628
StarPower Semiconductor, Cl A	11,229	672,781
Sunny Optical Technology Group	55,900	1,768,139
Unigroup Guoxin Microelectronics, Cl A	35,300	1,249,007
Will Semiconductor Shanghai, Cl A	41,771	2,041,370
Wingtech Technology, Cl A	63,655	1,294,311
Yealink Network Technology, Cl A	46,080	590,216
Zhejiang Dahua Technology, Cl A	167,511	618,514
Zhejiang Jingsheng Mechanical & Electrical, Cl A	72,720	794,779
ZTE, Cl H	410,200	1,123,324
		29,284,304
TOTAL CHINA		30,054,701

HONG KONG — 9.7%
Information Technology — 9.7%
Hua Hong Semiconductor *	88,000	485,358
Xiaomi, Cl B *	1,128,200	2,735,013
TOTAL HONG KONG		3,220,371
TOTAL COMMON STOCK
(Cost $28,631,398)		33,275,072

TOTAL INVESTMENTS — 100.0%
(Cost $28,631,398)		33,275,072
OTHER ASSETS LESS LIABILITIES – 0.0%		908
NET ASSETS - 100%		$33,275,980

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) December 31, 2021

KraneShares CICC China 5G & Semiconductor Index ETF

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-022-0200

Schedule of Investments (Unaudited) December 31, 2021

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 99.8%
Consumer Discretionary — 32.6%
ANTA Sports Products	124,800	$1,871,288
China Tourism Group Duty Free, Cl A	75,500	2,605,020
Ecovacs Robotics, Cl A	54,133	1,285,000
Gree Electric Appliances of Zhuhai, Cl A *	416,400	2,424,779
Haidilao International Holding	115,000	259,610
Haier Smart Home, Cl A	389,600	1,831,271
Hangzhou Robam Appliances, Cl A	48,100	272,456
Li Ning	229,000	2,506,978
Midea Group, Cl A	352,065	4,086,447
Oppein Home Group, Cl A	27,300	633,231
Zhejiang Supor, Cl A *	37,800	369,972
		18,146,052
Consumer Staples — 66.0%
Anhui Gujing Distillery, Cl A	13,500	518,002
China Mengniu Dairy	289,000	1,638,444
Chongqing Brewery, Cl A *	22,436	533,887
Dali Foods Group	281,500	147,316
Foshan Haitian Flavouring & Food, Cl A	156,260	2,582,853
Henan Shuanghui Investment & Development, Cl A	327,935	1,627,028
Hengan International Group	75,000	386,241
Inner Mongolia Yili Industrial Group, Cl A	480,300	3,131,480
Jiangsu King’s Luck Brewery JSC, Cl A	83,800	716,887
Jiangsu Yanghe Brewery Joint-Stock, Cl A	97,317	2,520,979
Kweichow Moutai, Cl A	26,000	8,381,755
Luzhou Laojiao, Cl A	81,800	3,265,671
Muyuan Foods, Cl A	332,692	2,791,682
Shanxi Xinghuacun Fen Wine Factory, Cl A	37,000	1,837,359
Sichuan Swellfun, Cl A	21,200	400,026
Want Want China Holdings	678,000	622,665
Wuliangye Yibin, Cl A	159,400	5,581,337
		36,683,612
Materials — 1.2%
Huafon Chemical, Cl A	405,600	665,895
TOTAL CHINA		55,495,559
TOTAL COMMON STOCK
(Cost $58,144,351)		55,495,559

TOTAL INVESTMENTS — 99.8%
(Cost $58,144,351)		55,495,559
OTHER ASSETS LESS LIABILITIES – 0.2%		99,173
NET ASSETS - 100%		$55,594,732

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) December 31, 2021

KraneShares CICC China Consumer Leaders Index ETF

Cl — Class

JSC — Joint-Stock Company

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-023-0200

Schedule of Investments (Unaudited) December 31, 2021

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.9%
Consumer Discretionary — 7.1%
Autel Intelligent Technology, Cl A	209,137	$2,611,314
Beijing Roborock Technology, Cl A	20,695	2,645,841
Chengdu XGimi Technology, Cl A	11,395	989,148
Ninebot, GDR *	49,125	541,305
Tianneng Battery Group, Cl A	82,827	557,473
		7,345,081
Health Care — 15.3%
Bloomage Biotechnology, Cl A	74,359	1,815,987
BrightGene Bio-Medical Technology, Cl A	158,789	916,669
CanSino Biologics, Cl A *	53,148	2,503,595
Micro-Tech Nanjing, Cl A	41,313	1,381,659
Qingdao Haier Biomedical, Cl A	122,798	1,753,802
Sansure Biotech, Cl A	92,948	862,382
Shanghai Haohai Biological Technology, Cl A	32,020	633,899
Shanghai Junshi Biosciences, Cl A *	265,977	2,801,541
Shanghai MicroPort Endovascular MedTech Group, Cl A	27,876	1,090,395
Shenzhen Chipscreen Biosciences, Cl A *	190,880	1,050,897
Suzhou Zelgen Biopharmaceutical *	111,540	1,031,373
		15,842,199
Industrials — 11.0%
Guangdong Jia Yuan Technology Shares, Cl A	125,252	2,472,915
Jiangsu GoodWe Power Supply Technology, Cl A	33,992	2,456,663
Ningbo Ronbay New Energy Technology, Cl A	207,702	3,775,123
Pylon Technologies, Cl A	35,982	1,114,703
Zhejiang HangKe Technology, Cl A	93,667	1,584,623
		11,404,027
Information Technology — 57.5%
3peak, Cl A	24,786	2,993,474
Advanced Micro-Fabrication Equipment China, Cl A *	190,430	3,791,201
Amlogic Shanghai, Cl A *	190,564	3,901,752
Arcsoft, Cl A	157,239	1,089,463
Beijing Kingsoft Office Software, Cl A	142,456	5,936,553
Bestechnic Shanghai, Cl A	18,589	891,587
Cambricon Technologies, Cl A *	122,569	1,833,027
China Railway Signal & Communication, Cl A *	2,003,294	1,568,852
China Resources Microelectronics, Cl A	204,503	2,077,495
DBAPP Security, Cl A	36,485	1,438,619
Montage Technology, Cl A	349,506	4,609,662
National Silicon Industry Group, Cl A *	576,345	2,340,165
OPT Machine Vision Tech, Cl A	19,078	846,548
Qi An Xin Technology Group, Cl A *	209,723	2,899,623
Raytron Technology, Cl A	206,812	2,555,290
Shanghai Bright Power Semiconductor, Cl A	14,353	722,497
Shanghai Friendess Electronic Technology, Cl A	23,307	1,412,776
Shenzhen Transsion Holdings, Cl A	185,801	4,584,360

Schedule of Investments (Unaudited) December 31, 2021

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Suzhou HYC Technology, Cl A	40,475	$228,311
Trina Solar, Cl A	637,557	7,910,497
UCloud Technology, Cl A *	196,497	819,478
Verisilicon Microelectronics Shanghai, Cl A *	189,990	2,311,293
Xinjiang Daqo New Energy, Cl A *	162,847	1,586,715
Zhejiang Supcon Technology, Cl A	34,444	411,006
ZWSOFT Guangzhou, Cl A	14,333	788,500
		59,548,744
Materials — 9.0%
Cathay Biotech, Cl A	95,962	2,780,899
Jiangsu Cnano Technology, Cl A	143,524	3,369,481
Western Superconducting Technologies, Cl A	205,079	3,126,310
		9,276,690
TOTAL CHINA		103,416,741
TOTAL COMMON STOCK
(Cost $98,099,105)		103,416,741

TOTAL INVESTMENTS — 99.9%
(Cost $98,099,105)		103,416,741
OTHER ASSETS LESS LIABILITIES – 0.1%		126,181
NET ASSETS - 100%		$103,542,922

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-024-0200

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 91.7%‡
CHINA — 80.5%
Communication Services — 23.2%
Autohome, Cl A *	3,700	$26,743
Baidu, Cl A *	5,000	92,736
Bilibili, Cl Z *	1,840	84,633
China Literature *	11,800	74,163
Kingsoft	22,800	100,163
Kuaishou Technology, Cl B *	41,800	386,297
NetEase	11,900	240,403
Tencent Holdings	3,600	210,931
		1,216,069
Consumer Discretionary — 34.8%
Alibaba Group Holding *	28,500	434,649
Haier Smart Home, Cl H	54,600	230,759
JD Health International *	28,500	224,635
JD.com, Cl A *	10,400	365,507
Meituan, Cl B *	14,200	410,538
Tongcheng Travel Holdings *	56,800	105,203
Trip.com Group *	2,150	52,617
		1,823,908
Financials — 1.2%
ZhongAn Online P&C Insurance, Cl H *	18,600	64,654

Health Care — 2.9%
Alibaba Health Information Technology *	120,000	101,433
Ping An Healthcare and Technology *	14,200	51,636
		153,069
Information Technology — 18.4%
AAC Technologies Holdings	18,500	73,086
BYD Electronic International	20,500	75,071
GDS Holdings, Cl A *	9,500	55,199
Kingdee International Software Group *	62,000	190,860
Lenovo Group	174,000	199,972
Ming Yuan Cloud Group Holdings	24,000	54,672
Sunny Optical Technology Group	7,200	227,739
Weimob *	84,000	85,009
		961,608
TOTAL CHINA		4,219,308

HONG KONG — 11.2%
Information Technology — 11.2%
ASM Pacific Technology	7,600	82,129
Hua Hong Semiconductor *	14,000	77,216

Schedule of Investments (Unaudited) December 31, 2021

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xiaomi, Cl B *	176,800	$428,603
TOTAL HONG KONG		587,948
TOTAL COMMON STOCK
(Cost $5,464,019)		4,807,256

TOTAL INVESTMENTS — 91.7%
(Cost $5,464,019)		4,807,256
OTHER ASSETS LESS LIABILITIES – 8.3%		434,480
NET ASSETS - 100%		$5,241,736

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-028-0200

Schedule of Investments (Unaudited) December 31, 2021

KraneShares China Innovation ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 95.3%
KraneShares CICC China 5G and Semiconductor Index ETF *†	16,110	$427,320
KraneShares CSI China Internet ETF †	16,290	594,422
KraneShares MSCI All China Health Care Index ETF *†	17,180	493,066
KraneShares MSCI China Clean Technology Index ETF *†	11,460	533,692
KraneShares SSE STAR Market 50 Index ETF *†	10,930	265,927
TOTAL EXCHANGE - TRADED FUNDS
(Cost $2,493,985)		2,314,427

TOTAL INVESTMENTS — 95.3%
(Cost $2,493,985)		2,314,427
OTHER ASSETS LESS LIABILITIES – 4.7%		114,100
NET ASSETS - 100%		$2,428,527

*	Non-income producing security.
†	Affiliated Investment.

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Transactions with affiliated companies during the period ended December 31, 2021 are as follows:

Value of Shares Held as of 3/31/21	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain(Loss)	Value of Shares Held as of 12/31/21	Balance of Shares Held as of 12/31/21	Dividend Income
KraneShares CICC China 5G and Semiconductor Index ETF
$—	$374,075	$—	$53,245	$—	$427,320	16,110	$—
KraneShares CSI China Internet ETF
—	748,525	—	(154,103)	—	594,422	16,290	42,035
KraneShares MSCI All China Health Care Index ETF
—	619,854	—	(126,788)	—	493,066	17,180	69,640
KraneShares MSCI China Clean Technology Index ETF
—	500,687	—	33,005	—	533,692	11,460	2,170
KraneShares SSE STAR Market 50 Index ETF
—	250,844	—	15,083	—	265,927	10,930	—

Amounts designated as “—” are $0 or have been rounded to $0.

KRS-QH-032-0100

Consolidated Schedule of Investments (Unaudited) December 31, 2021

KraneShares Global Carbon Strategy ETF†

	Shares/ Face Amount	Value
EXCHANGE - TRADED FUND — 2.2%
Schwab Short-Term U.S. Treasury ETF ‡	694,950	$35,338,207
TOTAL EXCHANGE - TRADED FUND
(Cost $35,641,384)		35,338,207

U.S. TREASURY OBLIGATION(A) — 1.5%
United States Treasury Bills^
0.060%, 07/14/2022	25,000,000	24,975,978
TOTAL U.S. TREASURY OBLIGATION
(Cost $24,991,917)		24,975,978

TOTAL INVESTMENTS — 3.7%
(Cost $60,633,301)		60,314,185
OTHER ASSETS LESS LIABILITIES – 96.3%		1,562,066,626
NET ASSETS - 100%		$1,622,380,811

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon^	11,627	Dec-2022	$368,878,858	$390,899,740	$22,020,881
ICE ECX Emission 2022^	9,928	Dec-2022	826,532,333	910,551,201	79,307,832
EUR FX 2022^	6,730	Mar-2022	954,725,045	959,235,312	4,510,267
RGGI VINTAGE 2021^	5,792	Dec-2022	76,545,338	80,508,800	3,963,462
CA Carbon^	2,223	Dec-2023	76,907,077	78,249,600	1,342,523
CX Emission 2023^	885	Dec-2023	76,636,788	82,094,104	4,690,246
UK Emission Allowance 2022^	803	Dec-2022	75,901,276	81,136,379	3,783,377
			$2,456,126,715	$2,582,675,136	$119,618,588

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of December 31, 2021.
‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
†	Effective December 3, 2021, the name of the Fund changed from KraneShares Global Carbon ETF to KraneShares Global Carbon Strategy ETF.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

CA — California

ECX — European Climate Exchange

ETF — Exchange-Traded Fund

EUR — Euro

ICE — Intercontinental Exchange

RGGI — Regional Greenhouse Gas Initiative

UK — United Kingdom

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-020-0200

Consolidated Schedule of Investments (Unaudited) December 31, 2021

KraneShares European Carbon Allowance Strategy ETF

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ICE ECX Emission 2022^	142	Dec-2022	$12,952,516	$13,023,597	$(53,347)
Euro FX 2022^	10	Mar-2022	1,416,491	1,425,312	8,821
			$14,369,007	$14,448,909	$(44,526)

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of December 31, 2021.

ECX — European Climate Exchange

ICE — Intercontinental Exchange

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-029-0100

Consolidated Schedule of Investments (Unaudited) December 31, 2021

KraneShares European Carbon Allowance Strategy ETF

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance 2022^	3,579	Dec-2022	$115,094,103	$120,325,980	$5,231,877

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of December 31, 2021.

CA — California

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-030-0100